FS Credit Income Fund

Unaudited Schedule of Investments

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—15.9%
Academy, Ltd., L+500, 0.8% Floor, 11/5/27	(d)	Retail	$630	$624	$636
ACProducts, Inc., L+650, 1.0% Floor, 8/18/25	(d)	Building Materials	532	535	547
Advantage Sales & Marketing, Inc., L+525, 0.8% Floor, 10/28/27	(d)	Advertising	915	897	922
Advisor Group, Inc., L+500, 7/31/26	(d)	Diversified Financial Services	90	87	91
AHP Health Partners, Inc., L+450, 1.0% Floor, 6/30/25	(d)	Healthcare-Services	1,175	1,143	1,182
Algoma Steel, Inc., L+850, 1.5% Floor, 12/1/25	(d)	Iron/Steel	482	480	395
Apergy Corp., L+500, 1.0% Floor, 6/3/27	(d)	Oil & Gas Services	4,246	4,029	4,331
Canada Goose Inc., L+425, 0.8% Floor, 10/1/27	(d)	Apparel	915	906	924
Carnival Corp., L+750, 1.0% Floor, 6/30/25	(d)	Leisure Time	69	69	71
Comet Bidco Limited, L+500, 1.0% Floor, 9/30/24	(d)	Commercial Services	205	190	186
CONSOL Energy, Inc., L+450, 1.0% Floor, 9/27/24	(d)	Coal	174	176	158
Cornerstone OnDemand, Inc., L+425, 4/22/27	(d)	Software	701	680	706
Dex Media, Inc., L+900, 1.0% Floor, 12/29/23	(d)	Software	2,097	2,022	2,056
Digicel International Finance Limited, L+325, 5/28/24	(d)	Telecommunications	1,058	918	992
East Valley Tourist Development Authority, L+800, 1.0% Floor, 3/7/22	(d)	Entertainment	1,058	1,058	1,021
East Valley Tourist Development Authority, L+845, 6/18/21	(d) (e)	Entertainment	2,500	2,500	2,505
East Valley Tourist Development Authority, L+845, 6/18/21	(d) (e) (f)	Entertainment	2,500	2,500	2,500
Endo Luxembourg Finance Co. I S.a r.l., L+425, 0.8% Floor, 4/29/24	(d)	Pharmaceuticals	655	600	652
Gateway Casinos & Entertainment Limited, L+350, 1.0% Floor, 12/1/23	(d)	Entertainment	622	546	609
Green Energy Partners/Stonewall LLC, L+550, 1.0% Floor, 11/12/21	(d)	Electric	1,801	1,595	1,670
Holland & Barrett International, E+425, 9/2/24	(d)	Retail	€400	460	462
Hummel Station, LLC, L+375, 4/27/22	(d)	Oil & Gas	$812	747	777
Hummel Station, LLC, L+600, 1.0% Floor, 10/27/22	(d)	Oil & Gas	65	61	63
Hummel Station, LLC, L+600, 1.0% Floor, 10/27/22	(d)	Oil & Gas	159	147	153
Hummel Station, LLC, L+375, 4/27/22	(d)	Oil & Gas	53	47	50
Hummel Station, LLC, L+375, 4/27/22	(d) (f)	Oil & Gas	13	14	14
Hummel Station, LLC, L+375, 4/27/22	(d)	Oil & Gas	47	41	44
Hummel Station, LLC, L+375, 4/27/22	(d) (f)	Oil & Gas	36	35	35
Illuminate Buyer, LLC, L+400, 6/30/27	(d)	Chemicals	439	429	441
Jo-Ann Stores, Inc., L+500, 1.0% Floor, 10/20/23	(d)	Retail	1,631	1,250	1,575
LBM Acquisition LLC, L+375, 0.8% Floor, 12/17/27	(d) (g)	Building Materials	127	126	128
LBM Acquisition LLC, L+375, 0.8% Floor, 12/17/27	(d)	Building Materials	573	567	575
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/24	(d)	Electric	4,027	3,397	3,679
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/24	(d)	Electric	227	191	208
Ligue de Football Professionnel, E+44, 6/30/21	(d) (e)	Entertainment	€2,255	2,659	2,731
LogMeIn, Inc., L+475, 8/31/27	(d)	Telecommunications	$335	327	334
Mattress Firm Inc, L+525, 1.0% Floor, 11/26/27	(d)	Home Furnishings	1,450	1,414	1,468
Milano Acquisition Corp., L+400, 0.8% Floor, 10/1/27	(d)	Pharmaceuticals	510	505	512
Mileage Plus Holdings LLC, L+525, 1.0% Floor, 6/21/27	(d)	Airlines	260	255	278
Montreign Resort Casino, L+325, 3/22/21	(d)	Lodging	230	227	226
NCL Corp. Ltd., L+175, 1/2/24	(d) (g)	Leisure Time	331	278	303
NCL Corp. Ltd., L+250, 1/2/24	(d) (g)	Leisure Time	24	20	22
NCL Corp. Ltd., L+200, 1/2/24	(d) (g)	Leisure Time	1,869	1,687	1,687
NCL Corp. Ltd., L+175, 1/2/24	(d) (g)	Leisure Time	558	521	512
Northwest Fiber, LLC, L+550, 4/30/27	(d)	Internet	2,731	2,637	2,752
Oi S.A., 1.8% Fixed, 2/26/35	(g)	Telecommunications	1,069	400	408
Optiv Security, Inc., L+325, 1.0% Floor, 2/1/24	(d)	Software	514	474	491
Pacific Drilling Company LLC, L+1200, 12/31/25	(d) (e) (g)	Oil & Gas	141	141	141
Patterson Medical Holdings, Inc., L+475, 1.0% Floor, 8/29/22	(d)	Pharmaceuticals	610	600	597
Playtika Holding Corp., L+600, 1.0% Floor, 12/10/24	(d)	Entertainment	850	836	857

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Quorum Health Corp., L+825, 1.0% Floor, 4/29/25	(d)	Healthcare-Services	$1,061	$1,051	$1,075
Rent-A-Center, Inc., L+450, 8/5/26	(d)	Commercial Services	884	875	884
Royal Caribbean Cruises Ltd., L+135, 4/5/22	(d) (g)	Leisure Time	415	391	393
Seadrill Partners Finco LLC, L+800, 1.0% Floor, 2/21/21	(d) (h)	Oil & Gas	1,545	1,503	166
Seadrill Partners Finco LLC, L+1000, 2/21/21	(d) (h)	Oil & Gas	77	77	83
Syncsort, Inc., L+625, 8/16/24	(d)	Software	645	631	648
Syncsort, Inc., L+600, 1.0% Floor, 8/16/24	(d)	Software	544	537	548
TopGolf International, Inc., L+625, 0.8% Floor, 2/8/26	(d)	Leisure Time	1,577	1,571	1,616
US Radiology Specialists, Inc., L+550, 0.8% Floor, 12/10/27	(d)	Healthcare-Services	715	701	721
UTEX Industries Inc., L+950, 1.5% Floor, 12/3/25	(d)	Miscellaneous Manufacturer	45	411	45
UTEX Industries Inc., L+700, 1.5% Floor, 12/3/24	(d)	Miscellaneous Manufacturer	148	146	150
Verscend Holding Corp., L+450, 8/27/25	(d)	Commercial Services	683	644	685
Total Senior Secured Loans—First Lien				50,586	50,691
Unfunded Loan Commitments				(2,549)	(2,549)
Net Senior Secured Loans—First Lien				48,037	48,142
Senior Secured Loans—Second Lien—0.8%
DG Investment Intermediate Holdings 2, Inc., L+675, 0.8% Floor, 2/2/26	(d)	Engineering & Construction	290	289	288
LSF11 Skyscraper Holdco S.a r.l., E+700, 9/29/28	(d)	Chemicals	€398	444	486
NeuStar, Inc., L+800, 1.0% Floor, 8/8/25	(d)	Computers	$334	314	304
NIC Acquisition Corp., L+775, 0.8% Floor, 12/29/28	(d) (g)	Chemicals	180	177	182
Onex TSG Holdings II Corp., L+850, 1.0% Floor, 7/31/23	(d)	Healthcare-Services	320	320	309
Vine Oil & Gas LP, L+875, 0.8% Floor, 12/30/25	(d)	Oil & Gas	990	963	968
Total Senior Secured Loans—Second Lien				2,507	2,537
Senior Secured Bonds—19.4%
Abercrombie & Fitch Management Co., 8.8%, 7/15/25	(i) (j)	Retail	1,503	1,635	1,671
Academy Ltd., 6.0%, 11/15/27	(i) (j)	Retail	731	731	772
Advantage Sales & Marketing, Inc., 6.5%, 11/15/28	(i) (j)	Advertising	1,840	1,846	1,918
AG Issuer LLC, 6.3%, 3/1/28	(i) (j)	Diversified Financial Services	876	889	917
Altice Financing SA, 3.0%, 1/15/28	(j)	Media Entertainment	€684	774	793
Altice France SA, 4.1%, 1/15/29	(j)	Telecommunications	924	1,097	1,143
Altice France SA, 8.1%, 2/1/27	(i) (j)	Telecommunications	$213	235	235
Altice France SA, 5.5%, 1/15/28	(i)	Telecommunications	513	513	535
Altice France SA, 5.1%, 1/15/29	(i) (j)	Telecommunications	867	874	896
Altice France SA, 3.4%, 1/15/28	(j)	Telecommunications	€769	790	928
BCD Acquisition, Inc., 9.6%, 9/15/23	(i) (j)	Auto Manufacturers	$2,320	2,365	2,383
Burlington Coat Factory Warehouse Corp., 6.3%, 4/15/25	(i) (j)	Retail	949	982	1,017
Calpine Corp., 5.3%, 6/1/26	(i)	Electric	176	180	182
Carnival Corp., 10.1%, 2/1/26	(j)	Leisure Time	€381	517	533
Carnival Corp., 10.5%, 2/1/26	(i) (j)	Leisure Time	$1,816	1,958	2,109
CHS/Community Health Systems, Inc., 8.0%, 3/15/26	(i) (j)	Healthcare-Services	825	858	888
CHS/Community Health Systems, Inc., 8.0%, 12/15/27	(i) (j)	Healthcare-Services	370	386	403
Colt Merger Sub, Inc., 6.3%, 7/1/25	(i) (j)	Entertainment	627	627	662
Dell International LLC/EMC Corp., 4.9%, 10/1/26	(i) (j)	Computers	246	260	287
Digicel Group 0.5 Ltd., PIK, 10.0%, 4/1/24 (8.0% Cash + 2.0% PIK)	(j)	Telecommunications	4,679	3,674	4,406
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.8%, 5/25/24	(i)	Telecommunications	2,367	2,330	2,470
Eagle Bulk Shipco LLC, 8.3%, 11/28/22	(j)	Transportation	890	896	901
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.5%, 7/31/27	(i) (j)	Pharmaceuticals	1,759	1,891	2,013
Frontier Communications Corp., 6.8%, 5/1/29	(i) (j)	Telecommunications	782	782	823
Gap, Inc., 8.4%, 5/15/23	(i) (j)	Retail	264	301	304

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/24	(i) (j)	Entertainment	$1,874	$1,671	$1,743
Intelsat Jackson Holdings SA, 8.0%, 2/15/24	(h) (i) (j)	Telecommunications	826	845	848
Intelsat Jackson Holdings SA, 9.5%, 9/30/22	(h) (i) (j)	Telecommunications	666	731	748
Jerrold Finco Plc, 4.9%, 1/15/26	(j)	Diversified Financial Services	£851	1,081	1,156
Jerrold Finco Plc, 5.3%, 1/15/27	(i)	Diversified Financial Services	565	774	769
L Brands, Inc., 6.9%, 11/1/35	(j)	Retail	$502	519	583
Leviathan Bond Ltd., 6.8%, 6/30/30	(i) (j)	Oil & Gas	281	289	321
Leviathan Bond Ltd., 6.5%, 6/30/27	(i) (j)	Oil & Gas	340	354	384
Live Nation Entertainment, Inc., 6.5%, 5/15/27	(i) (j)	Entertainment	2,358	2,435	2,622
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.5%, 6/20/27	(i) (j)	Airlines	547	540	599
Navistar International Corp., 9.5%, 5/1/25	(i)	Auto Manufacturers	519	519	579
NMI Holdings, Inc., 7.4%, 6/1/25	(i) (j)	Insurance	498	538	561
Pacific Gas and Electric Co., 4.0%, 12/1/47	(j)	Electric	343	337	346
Pacific Gas and Electric Co., 4.6%, 7/1/30	(j)	Electric	110	121	126
Pacific Gas and Electric Co., 4.5%, 7/1/40	(j)	Electric	164	175	180
Par Pharmaceutical, Inc., 7.5%, 4/1/27	(i) (j)	Pharmaceuticals	1,214	1,273	1,311
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.9%, 10/1/28	(i)	Real Estate Investment Trusts	622	625	653
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.5%, 6/1/25	(i)	Real Estate Investment Trusts	306	310	330
Petsmart, Inc. / Petsmart FI Co., 4.8%, 2/15/28	(g) (i)	Retailers	372	372	372
PG&E Corp., 5.0%, 7/1/28	(j)	Electric	111	117	119
PG&E Corp., 5.3%, 7/1/30	(j)	Electric	55	58	60
PM General Purchaser LLC, 9.5%, 10/1/28	(i)	Auto Manufacturers	337	337	371
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.3%, 1/15/28	(i)	Commercial Services	804	822	857
Punch Taverns Finance, 5.3%, 3/30/24	(j)	Retail	£201	271	268
QVC, Inc., 4.4%, 9/1/28	(j)	Retail	$451	451	470
Royal Caribbean Cruises Ltd., 10.9%, 6/1/23	(i) (j)	Leisure Time	166	168	187
Royal Caribbean Cruises Ltd., 11.5%, 6/1/25	(i) (j)	Leisure Time	613	612	707
SM Energy Co., 10.0%, 1/15/25	(j)	Oil & Gas	183	180	203
SM Energy Co., 10.0%, 1/15/25	(i) (j)	Oil & Gas	566	586	629
Solocal Group, 6.5%, 3/15/25 (3 mo. EURIBOR + 7.0%)	(d) (k)	Internet	€109	116	117
Solocal Group, 8.0%, 3/15/25 (3 mo. EURIBOR + 7.0%)	(d) (k)	Internet	485	470	524
Talen Energy Supply LLC, 7.6%, 6/1/28	(i)	Electric	$310	310	335
Talen Energy Supply LLC, 6.6%, 1/15/28	(i) (j)	Electric	1,649	1,637	1,720
Tenet Healthcare Corp., 5.1%, 11/1/27	(i) (j)	Healthcare-Services	1,461	1,516	1,543
Teva Pharmaceutical Finance Netherlands III B.V., 6.0%, 4/15/24	(j)	Pharmaceuticals	308	305	325
Unique Pub Finance Co. Plc, 7.4%, 3/28/24	(j)	Real Estate	£334	446	464
Unique Pub Finance Co. Plc, 6.5%, 3/30/32	(j)	Real Estate	700	871	952
Unique Pub Finance Co. Plc, 5.7%, 6/30/27	(j)	Real Estate	342	475	491
Vantage Drilling Intl, 9.3%, 11/15/23	(i) (j)	Oil & Gas	$2,580	2,545	1,716
Viking Cruises Ltd., 13.0%, 5/15/25	(i) (j)	Leisure Time	1,641	1,675	1,913
Wyndham Destinations, Inc., 6.6%, 7/31/26	(i) (j)	Lodging	252	252	282
Wyndham Destinations, Inc., 4.6%, 3/1/30	(i) (j)	Lodging	492	497	510
XHR LP, 6.4%, 8/15/25	(i) (j)	Real Estate Investment Trusts	605	606	633
Yell Bondco Plc, 8.5%, 5/2/23	(j)	Internet	£255	303	145
Total Senior Secured Bonds				56,526	58,961
Unsecured Bonds—45.7%
Accor SA, 4.4%, 1/30/24 (fixed, converts to FRN on 1/30/24)	(j) (l)	Lodging	€1,300	1,511	1,605
AG Merger Sub II, Inc., 10.8%, 8/1/27	(i) (j)	Diversified Financial Services	$1,146	1,201	1,275

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
AHP Health Partners, Inc., 9.8%, 7/15/26	(i) (j)	Healthcare-Services	$904	$828	$993
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.5%, 3/15/26	(i) (j)	Food	309	343	341
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.5%, 3/15/29	(i) (j)	Food	380	376	376
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.6%, 1/15/27	(i) (j)	Food	1,023	1,010	1,074
Alliance Data Systems Corp., 7.0%, 1/15/26	(i) (j)	Diversified Financial Services	728	736	773
Altice France Holding SA, 4.0%, 2/15/28	(j)	Telecommunications	€441	478	513
Aruba Investments, Inc., 8.8%, 2/15/23	(i) (j)	Chemicals	$659	671	663
Ball Corp., 4.0%, 11/15/23	(j)	Packaging & Containers	209	219	224
Barclays Plc, 6.1%, 12/15/25 (fixed, converts to FRN on 12/15/25)	(j) (l)	Commercial Banks	752	810	816
Bausch Health Companies, Inc., 5.3%, 2/15/31	(i)	Pharmaceuticals	725	725	747
Bausch Health Companies, Inc., 5.0%, 2/15/29	(i) (j)	Pharmaceuticals	911	911	934
Bausch Health Companies, Inc., 7.3%, 5/30/29	(i) (j)	Pharmaceuticals	578	638	645
Bausch Health Companies, Inc., 9.0%, 12/15/25	(i) (j)	Pharmaceuticals	323	356	355
Bausch Health Companies, Inc., 7.0%, 1/15/28	(i) (j)	Pharmaceuticals	118	124	128
Bausch Health Companies, Inc., 6.3%, 2/15/29	(i) (j)	Pharmaceuticals	1,934	1,967	2,077
Bausch Health Companies, Inc., 5.0%, 1/30/28	(i) (j)	Pharmaceuticals	627	632	647
Bausch Health Companies, Inc., 5.3%, 1/30/30	(i) (j)	Pharmaceuticals	285	282	295
Buckeye Partners LP, 4.4%, 10/15/24	(j)	Pipelines	137	121	141
Buckeye Partners LP, 4.0%, 12/1/26	(j)	Pipelines	666	607	673
Buckeye Partners LP, 4.1%, 3/1/25	(i) (j)	Pipelines	143	132	145
Buckeye Partners LP, 4.5%, 3/1/28	(i) (j)	Pipelines	55	50	57
Burford Capital Finance LLC, 6.1%, 8/12/25	(j)	Diversified Financial Services	585	562	576
California Resources Corp., 7.1%, 2/1/26	(i) (j)	Oil & Gas	8,100	8,100	8,044
Camaieu New, 8.0%, 7/15/22	(m)	Apparel	€50	56	—
CCO Holdings LLC / CCO Holdings Capital Corp., 5.5%, 5/1/26	(i) (j)	Media Entertainment	$336	350	348
CCO Holdings LLC / CCO Holdings Capital Corp., 5.4%, 6/1/29	(i) (j)	Media Entertainment	1,912	2,029	2,076
Central Garden & Pet Co., 5.1%, 2/1/28	(j)	Household Products/Wares	568	561	601
Chemours Co., 5.8%, 11/15/28	(i) (j)	Chemicals	1,261	1,272	1,308
Colony Capital, Inc., 5.0%, 4/15/23	(j)	Real Estate Investment Trusts	3,110	3,033	3,063
Colt Merger Sub, Inc., 8.1%, 7/1/27	(i) (j)	Entertainment	764	793	839
CommScope, Inc., 7.1%, 7/1/28	(i) (j)	Telecommunications	1,802	1,925	1,920
Comstock Resources, Inc., 9.8%, 8/15/26	(j)	Oil & Gas	806	820	859
Comstock Resources, Inc., 7.5%, 5/15/25	(i) (j)	Oil & Gas	22	21	23
Cornerstone Building Brands, Inc., 6.1%, 1/15/29	(i) (j)	Building Materials	510	514	534
CSC Holdings LLC, 4.6%, 12/1/30	(i) (j)	Media Entertainment	1,107	1,134	1,131
CSC Holdings LLC, 6.5%, 2/1/29	(i) (j)	Media Entertainment	2,911	3,167	3,245
CSC Holdings LLC, 5.5%, 5/15/26	(i) (j)	Media Entertainment	514	534	534
DISH Network Corp., 2.4%, 3/15/24	(j)	Media Entertainment	1,773	1,635	1,626
Endeavor Energy Resources LP / EER Finance, Inc., 5.5%, 1/30/26	(i) (j)	Oil & Gas	557	527	578
Endeavor Energy Resources LP / EER Finance, Inc., 5.8%, 1/30/28	(i) (j)	Oil & Gas	730	775	775
Endurance Acquisition Merger Sub, 6.0%, 2/15/29	(g) (i)	Internet	384	384	378
ESH Hospitality, Inc., 4.6%, 10/1/27	(i) (j)	Real Estate Investment Trusts	1,552	1,515	1,589
First Quantum Minerals Ltd., 6.5%, 3/1/24	(i) (j)	Mining	404	349	413
Ford Motor Co., 4.3%, 12/8/26	(j)	Auto Manufacturers	798	814	854
Ford Motor Credit Co. LLC, 4.4%, 1/8/26	(j)	Auto Manufacturers	511	461	544
Ford Motor Credit Co. LLC, 5.1%, 5/3/29	(j)	Auto Manufacturers	1,265	1,324	1,394

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Ford Motor Credit Co. LLC, 4.5%, 8/1/26	(j)	Auto Manufacturers	$1,330	$1,234	$1,425
Freeport-McMoRan, Inc., 4.6%, 8/1/30		Mining	169	169	188
Freeport-McMoRan, Inc., 4.1%, 3/1/28	(j)	Mining	264	262	278
Freeport-McMoRan, Inc., 4.3%, 3/1/30	(j)	Mining	231	229	251
Freeport-McMoRan, Inc., 4.4%, 8/1/28		Mining	169	169	179
Frontier Communications Corp., 10.5%, 9/15/22	(h) (j) (m)	Telecommunications	1,053	620	561
Frontier Communications Corp., 11.0%, 9/15/25	(h) (j) (m)	Telecommunications	155	80	82
Frontier Communications Corp., 6.9%, 1/15/25	(h) (j) (m)	Telecommunications	495	292	252
Frontier Florida LLC, 6.9%, 2/1/28	(h) (j) (m)	Telecommunications	1,971	1,834	2,077
Frontier North, Inc., 6.7%, 2/15/28	(h) (j) (m)	Telecommunications	5,019	4,767	5,302
Granite Merger Sub 2, Inc., 11.0%, 7/15/27	(i) (j)	Software	860	912	992
HCA, Inc., 5.9%, 5/1/23	(j)	Healthcare-Services	2,182	2,385	2,384
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.9%, 9/1/25	(i) (j)	Pharmaceuticals	1,470	1,488	1,604
Hexion, Inc., 7.9%, 7/15/27	(i) (j)	Chemicals	1,060	1,101	1,135
Hilton Domestic Operating Co., Inc., 5.8%, 5/1/28	(i) (j)	Lodging	742	783	802
HLF Financing S.a.r.l. LLC / Herbalife International, Inc., 7.3%, 8/15/26	(i) (j)	Pharmaceuticals	758	771	802
Holly Energy Partners LP / Holly Energy Finance Corp., 5.0%, 2/1/28	(i) (j)	Pipelines	534	527	538
Hudbay Minerals, Inc., 6.1%, 4/1/29	(i) (j)	Mining	477	510	507
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.0%, 7/1/28	(i) (j)	Chemicals	782	782	873
Intesa Sanpaolo SpA, 7.7%, 9/17/25 (fixed, converts to FRN on 9/17/25)	(i) (j) (l)	Commercial Banks	444	461	500
JPMorgan Chase & Co., 5.0%, 8/1/24 (fixed, converts to FRN on 8/01/24)	(j) (l)	Commercial Banks	1,629	1,584	1,720
Kraft Heinz Foods Co., 5.0%, 6/4/42	(j)	Food	508	531	588
Kraft Heinz Foods Co., 3.9%, 5/15/27		Food	454	454	498
Kraft Heinz Foods Co., 4.3%, 3/1/31		Food	680	722	767
L Brands, Inc., 6.6%, 10/1/30	(i) (j)	Retail	172	172	193
L Brands, Inc., 6.7%, 1/15/27	(j)	Retail	74	66	83
LD Holdings Group LLC, 6.5%, 11/1/25	(i) (j)	Diversified Financial Services	1,199	1,219	1,277
Liberty Interactive LLC, 3.8%, 2/15/30	(j)	Media Entertainment	975	702	755
Liberty Interactive LLC, 4.0%, 11/15/29	(j)	Media Entertainment	2,008	1,464	1,566
LifePoint Health, Inc., 5.4%, 1/15/29	(i) (j)	Healthcare-Services	1,103	1,101	1,113
LPL Holdings, Inc., 4.6%, 11/15/27	(i) (j)	Diversified Financial Services	693	718	725
Mack-Cali Realty LP, 3.2%, 5/15/23	(j)	Real Estate Investment Trusts	231	231	234
Macquarie Infrastructure Corp., 2.0%, 10/1/23	(j)	Commercial Services	477	441	471
Marriott Ownership Resorts, Inc., 4.8%, 1/15/28		Lodging	746	760	754
MEDNAX, Inc., 6.3%, 1/15/27	(j)	Healthcare-Services	31	33	33
MEDNAX, Inc., 6.3%, 1/15/27	(i) (j)	Healthcare-Services	1,297	1,339	1,389
Methanex Corp., 5.3%, 12/15/29	(j)	Chemicals	1,138	1,007	1,193
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.6%, 6/15/25	(i) (j)	Real Estate Investment Trusts	119	119	126
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.8%, 2/1/27	(j)	Real Estate Investment Trusts	1,451	1,511	1,629
Michaels Stores, Inc., 8.0%, 7/15/27	(i) (j)	Retail	803	774	862
Natural Resource Partners LP/NRP Finance Corp., 9.1%, 6/30/25	(i) (j)	Coal	2,393	2,355	2,252
Navient Corp., 6.8%, 6/15/26	(j)	Diversified Financial Services	543	600	600
Netflix, Inc., 4.6%, 5/15/29	(j)	Internet	€853	1,165	1,319
New Residential Investment Corp., 6.3%, 10/15/25	(i) (j)	Real Estate Investment Trusts	$1,342	1,344	1,341
NOVA Chemicals Corp., 5.3%, 6/1/27	(i) (j)	Chemicals	1,200	1,169	1,241
NuStar Logistics LP, 5.6%, 4/28/27	(j)	Pipelines	2	2	2

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
NuStar Logistics LP, 6.0%, 6/1/26	(j)	Pipelines	$49	$50	$52
NuStar Logistics LP, 5.8%, 10/1/25	(j)	Pipelines	94	94	100
NuStar Logistics LP, 6.4%, 10/1/30	(j)	Pipelines	144	144	159
Occidental Petroleum Corp., 3.5%, 8/15/29	(j)	Oil & Gas	1,082	858	1,005
Occidental Petroleum Corp., 6.5%, 9/15/36	(j)	Oil & Gas	350	342	385
Occidental Petroleum Corp., 4.3%, 8/15/39	(j)	Oil & Gas	182	143	160
Occidental Petroleum Corp., 6.6%, 9/1/30	(j)	Oil & Gas	489	524	551
Occidental Petroleum Corp., 2.7%, 2/15/23		Oil & Gas	10	9	10
Occidental Petroleum Corp., 3.5%, 6/15/25	(j)	Oil & Gas	743	601	722
Occidental Petroleum Corp., 3.4%, 4/15/26	(j)	Oil & Gas	381	316	369
Occidental Petroleum Corp., 3.0%, 2/15/27	(j)	Oil & Gas	753	619	698
Occidental Petroleum Corp., 3.2%, 8/15/26	(j)	Oil & Gas	422	306	397
OneMain Finance Corp., 7.1%, 3/15/26	(j)	Diversified Financial Services	423	440	495
OneMain Finance Corp., 6.6%, 1/15/28	(j)	Diversified Financial Services	207	206	242
OneMain Finance Corp., 4.0%, 9/15/30		Diversified Financial Services	99	99	100
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.3%, 2/1/28	(i) (j)	Healthcare-Products	313	337	336
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.4%, 6/1/25	(i) (j)	Healthcare-Products	459	493	492
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.0%, 8/15/27	(i) (j)	Advertising	413	428	426
Outfront Media Capital LLC / Outfront Media Capital Corp., 6.3%, 6/15/25	(i) (j)	Advertising	399	425	423
Pacific Gas & Electric Co., 3.3%, 12/1/27	(j)	Electric	100	103	108
Petsmart, Inc. / Petsmart FI Co., 7.8%, 2/15/29	(g) (i)	Retailers	356	356	356
Post Holdings, Inc., 4.6%, 4/15/30	(i) (j)	Food	163	168	169
Post Holdings, Inc., 5.5%, 12/15/29	(i) (j)	Food	2,040	2,175	2,218
QEP Resources, Inc., 5.6%, 3/1/26	(j)	Oil & Gas	790	774	882
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.6%, 3/1/29	(i) (j)	Diversified Financial Services	552	553	553
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.9%, 3/1/31	(i)	Diversified Financial Services	295	296	300
Quicken Loans, Inc., 5.3%, 1/15/28	(i) (j)	Diversified Financial Services	532	534	569
Range Resources Corp., 9.3%, 2/1/26		Oil & Gas	680	680	742
Range Resources Corp., 8.3%, 1/15/29	(i)	Oil & Gas	686	686	722
Rockies Express Pipeline LLC, 7.5%, 7/15/38	(i) (j)	Pipelines	851	907	970
Rockies Express Pipeline LLC, 6.9%, 4/15/40	(i) (j)	Pipelines	58	60	65
Rockies Express Pipeline LLC, 5.0%, 7/15/29	(i) (j)	Pipelines	147	147	158
Rockies Express Pipeline LLC, 4.8%, 5/15/30	(i) (j)	Pipelines	6	6	6
Royal Bank of Scotland Group Plc, 6.0%, 12/29/25 (fixed, converts to FRN on 12/29/25)	(j) (l)	Commercial Banks	211	224	233
Royal Bank of Scotland Group Plc, 8.0%, 8/10/25 (fixed, converts to FRN on 8/10/25)	(j) (l)	Commercial Banks	667	753	785
Science Applications International Corp., 4.9%, 4/1/28	(i) (j)	Computers	415	415	438
Service Properties Trust, 5.5%, 12/15/27	(j)	Real Estate Investment Trusts	583	588	623
SESI LLC, 7.1%, 12/15/21	(i) (h) (m)	Oil & Gas Services	1,708	1,439	679
Shelf Drill Holdings Ltd., 8.3%, 2/15/25	(i) (j)	Oil & Gas	2,248	2,035	1,229
Sirius XM Radio, Inc., 5.0%, 8/1/27	(i) (j)	Media Entertainment	494	515	520
Sirius XM Radio, Inc., 5.5%, 7/1/29	(i) (j)	Media Entertainment	290	315	316
SM Energy Co., 6.1%, 11/15/22	(j)	Oil & Gas	48	47	47
SM Energy Co., 5.6%, 6/1/25	(j)	Oil & Gas	290	267	263
SM Energy Co., 6.6%, 1/15/27	(j)	Oil & Gas	231	213	206
SoftBank Group Corp., 6.1%, 4/20/25	(j)	Telecommunications	577	640	639
SoftBank Group Corp., 6.0%, 7/30/25		Telecommunications	205	228	226

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Solera LLC / Solera Finance, Inc., 10.5%, 3/1/24	(i) (j)	Software	$827	$861	$850
Southern California Edison Co., 6.3%, 2/1/22 (fixed, converts to FRN on 2/1/22)	(j) (l)	Electric	998	989	1,021
Sprint Communications, Inc., 6.0%, 11/15/22	(j)	Telecommunications	849	910	913
Sprint Corp., 7.9%, 9/15/23	(j)	Telecommunications	755	864	873
Sprint Corp., 7.6%, 3/1/26	(j)	Telecommunications	626	734	772
SRC Energy, Inc., 6.3%, 12/1/25		Oil & Gas	1,153	1,133	1,152
Standard Industries, Inc., 4.8%, 1/15/28	(i) (j)	Building Materials	225	232	237
Standard Industries, Inc., 3.4%, 1/15/31	(i) (j)	Building Materials	436	436	431
Sterling Entertainment Enterprises, LLC, 10.3%, 1/15/25	(e)	Media Entertainment	813	801	829
Summer (BC) Holdco A S.a.r.l., 9.3%, 10/31/27		Advertising	€302	339	391
Summit Materials LLC / Summit Materials Finance Corp., 5.3%, 1/15/29	(i) (j)	Building Materials	$493	523	520
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.0%, 1/15/32	(i)	Pipelines	656	656	651
Teva Pharmaceutical Finance IV B.V., 3.7%, 11/10/21	(j)	Pharmaceuticals	360	365	366
Teva Pharmaceutical Finance Netherlands III B.V., 7.1%, 1/31/25		Pharmaceuticals	813	851	897
Teva Pharmaceutical Finance Netherlands III B.V., 2.2%, 7/21/21	(j)	Pharmaceuticals	1,283	1,283	1,284
TransDigm, Inc., 5.5%, 11/15/27		Aerospace/Defense	1,128	1,078	1,159
Uber Technologies, Inc., 8.0%, 11/1/26	(i) (j)	Internet	804	841	869
UniCredit SpA, 5.4%, 6/30/25 (fixed, converts to FRN on 6/30/25)	(l)	Commercial Banks	€465	580	580
United Rentals North America, Inc., 5.3%, 1/15/30	(j)	Commercial Services	$184	200	204
United Rentals North America, Inc., 4.0%, 7/15/30	(j)	Commercial Services	146	153	154
Vail Resorts, Inc., 6.3%, 5/15/25	(i) (j)	Entertainment	292	294	311
Valaris Plc, 7.4%, 6/15/25	(h) (m)	Oil & Gas	14	—	1
Valaris Plc, 7.8%, 2/1/26	(h) (m)	Oil & Gas	56	52	4
Viking Cruises Ltd., 7.0%, 2/15/29	(i)	Leisure Time	272	272	272
Vistra Operations Co. LLC, 5.5%, 9/1/26	(i) (j)	Electric	209	212	218
Vistra Operations Co. LLC, 5.6%, 2/15/27	(i) (j)	Electric	150	158	158
Vistra Operations Co. LLC, 5.0%, 7/31/27	(i) (j)	Electric	904	925	953
Western Midstream Operating LP, 4.0%, 7/1/22	(j)	Pipelines	617	635	634
Western Midstream Operating LP, 4.7%, 7/1/26	(j)	Pipelines	128	107	135
Western Midstream Operating LP, 4.5%, 3/1/28	(j)	Pipelines	264	205	275
Western Midstream Operating LP, 4.8%, 8/15/28	(j)	Pipelines	396	376	420
Western Midstream Operating LP, 4.1%, 2/1/25	(j)	Pipelines	183	158	190
Western Midstream Operating LP, 5.1%, 2/1/30	(j)	Pipelines	530	446	584
Wynn Macau Ltd., 5.5%, 1/15/26	(i) (j)	Lodging	844	852	872
Wynn Macau Ltd., 5.6%, 8/26/28	(i) (j)	Lodging	1,647	1,690	1,697
XPO CNW, Inc., 6.7%, 5/1/34	(j)	Transportation	1,274	1,260	1,521
XPO Logistics, Inc., 6.3%, 5/1/25	(i) (j)	Transportation	416	438	447
Yum! Brands, Inc., 7.8%, 4/1/25	(i) (j)	Retail	662	727	727
ZF Europe Finance B.V., 3.0%, 10/23/29	(j)	Auto Parts & Equipment	€1,100	1,211	1,354
ZF Finance GmbH, 3.8%, 9/21/28	(j)	Auto Parts & Equipment	300	353	388
Total Unsecured Bonds				134,100	138,670
Collateralized Loan Obligation (CLO) / Structured Credit—28.5%
610 Funding CLO 2 Ltd., Series 2016-2RA, Class CR, 4.2%, 4/20/29 (3 mo. USD LIBOR + 4.0%)	(i) (k)	USD CLO	$675	656	678
Accunia European CLO I B.V., Series 1A, Class ER, 6.3%, 7/15/30 (3 mo. EURIBOR + 6.3%)	(i) (k)	EUR CLO	€250	281	297
Accunia European CLO I B.V., Series 1A, Class CR, 2.7%, 7/15/30 (3 mo. EURIBOR + 2.7%)	(i) (k)	EUR CLO	485	552	590
Accunia European CLO I B.V., Series 1X, Class ER, 6.3%, 7/15/30 (3 mo. EURIBOR + 6.3%)	(k)	EUR CLO	100	108	120
Accunia European CLO I B.V., Series 4A, Class DE, 3.6%, 4/20/33 (3 mo. EURIBOR + 3.6%)	(i) (k)	EUR CLO	320	353	383

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Accunia European CLO III DAC, Series 3X, Class E, 5.3%, 1/20/31 (3 mo. EURIBOR + 5.3%)	(k)	EUR CLO	€135	$136	$158
Accunia European CLO III DAC, Series 3X, Class D, 3.1%, 1/20/31 (3 mo. EURIBOR + 3.1%)	(k)	EUR CLO	205	222	249
Accunia European CLO IV DAC, Series 4X, Class D, 3.6%, 4/20/33 (3 mo. EURIBOR + 3.6%)	(k)	EUR CLO	125	152	150
ACIS CLO 2014-3 Ltd., Series 2014-3A, Class D, 3.3%, 2/1/26 (3 mo. USD LIBOR + 3.1%)	(i) (k)	USD CLO	$495	489	495
ACIS CLO 2017-7 Ltd., Series 2017-7A, Class C, 2.9%, 5/1/27 (3 mo. USD LIBOR + 2.7%)	(i) (k)	USD CLO	180	180	180
Adagio CLO IV DAC, Series IV-X, Class ER, 4.9%, 10/15/29 (3 mo. EURIBOR + 4.9%)	(k)	EUR CLO	€115	129	138
AGL Core CLO 5 Ltd., Series 2020-5A, Class E, 6.7%, 7/20/30 (3 mo. USD LIBOR + 6.5%)	(i) (k)	USD CLO	$540	541	541
AIG CLO 2018-1 Ltd., Series 2018-1A, Class D, 4.2%, 1/20/32 (3 mo. USD LIBOR + 4.0%)	(i) (k)	USD CLO	520	510	518
Allegro CLO II-S Ltd., Series 2014-1RA, Class D, 6.0%, 10/21/28 (3 mo. USD LIBOR + 5.8%)	(i) (k)	USD CLO	450	413	428
Allegro CLO VII Ltd., Series 2018-1X, Class D, 3.1%, 6/13/31 (3 mo. USD LIBOR + 2.9%)	(k)	USD CLO	580	523	556
Ammc CLO 19 Ltd., Series 2016-19A, Class D, 4.0%, 10/15/28 (3 mo. USD LIBOR + 3.8%)	(i) (k)	USD CLO	205	203	205
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, 2.8%, 1/28/31 (3 mo. USD LIBOR + 2.6%)	(i) (k)	USD CLO	250	239	247
Anchorage Capital Europe CLO 3 DAC, Series 3X, Class D, 3.8%, 7/15/32 (3 mo. EURIBOR + 3.8%)	(k)	EUR CLO	€435	519	528
Anchorage Credit Funding 10 Ltd., Series 2020-10A, Class EV, 7.1%, 4/25/38	(i)	USD CLO	$250	234	243
Anchorage Credit Funding 12 Ltd., Series 2020-12A, Class D, 5.9%, 10/25/38	(i)	USD CLO	295	295	298
Anchorage Credit Funding 2 Ltd., Series 2015-2A, Class ERV, 7.0%, 4/25/38	(i)	USD CLO	250	231	241
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class E, 7.2%, 1/28/39	(i)	USD CLO	410	385	384
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class DR, 5.8%, 1/28/39	(i)	USD CLO	250	250	250
Anchorage Credit Funding 6 Ltd., Series 2018-6A, Class E, 6.9%, 7/25/36	(i)	USD CLO	570	545	541
Anchorage Europe Credit Funding 1 DAC, Series 2018-1X, Class D, 5.5%, 10/25/36		EUR CLO	€190	199	229
Aqueduct European CLO 2019-3 Ltd., Series 2019-3A, Class E, 5.8%, 5/15/32 (3 mo. EURIBOR + 5.8%)	(i) (k)	EUR CLO	250	278	298
Ares European CLO IX B.V., Series 9X, Class D, 2.4%, 10/14/30 (3 mo. EURIBOR + 2.4%)	(k)	EUR CLO	520	546	612
Ares European CLO VI B.V., Series 2013-6X, Class ER, 5.3%, 4/15/30 (3 mo. EURIBOR + 5.3%)	(k)	EUR CLO	340	380	405
Ares European CLO X B.V., Series 10X, Class D, 3.2%, 10/15/31 (3 mo. EURIBOR + 3.2%)	(k)	EUR CLO	225	239	271
Ares XLIX CLO Ltd., Series 2018-49A, Class D, 3.2%, 7/22/30 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	$250	244	251
Ares XLVIII CLO, Series 2018-48A, Class D, 2.9%, 7/20/30 (3 mo. USD LIBOR + 2.7%)	(i) (k)	USD CLO	315	303	315
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, 2.9%, 10/15/30 (3 mo. USD LIBOR + 2.7%)	(i) (k)	USD CLO	250	247	249
Ares XXXVR CLO Ltd., Series 2015-35RA, Class D, 3.2%, 7/15/30 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	250	250	251
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class DR, 2.8%, 11/17/27 (3 mo. USD LIBOR + 2.6%)	(i) (k)	USD CLO	250	238	241
Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class D, 2.8%, 4/20/28 (3 mo. USD LIBOR + 2.6%)	(i) (k)	USD CLO	250	235	242
Atrium CDO Corp., Series 14A, Class D, 3.2%, 8/23/30 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CDO	250	235	251

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Atrium XII, Series 12A, Class DR, 3.0%, 4/22/27 (3 mo. USD LIBOR + 2.8%)	(i) (k)	USD CLO	$250	$239	$246
Aurium CLO II DAC, Series 2X, Class ER, 5.1%, 10/13/29 (3 mo. EURIBOR + 5.1%)	(k)	EUR CLO	€180	198	214
Avery Point III CLO Ltd., Series 2013-3A, Class E, 5.2%, 1/18/25 (3 mo. USD LIBOR + 5.0%)	(i) (k)	USD CLO	$578	578	576
Avoca CLO XI Ltd., Series 11X, Class ER, 5.0%, 7/15/30 (3 mo. EURIBOR + 5.0%)	(k)	EUR CLO	€210	224	250
Avoca CLO XXI DAC, Series 21X, Class D, 3.2%, 4/15/33 (3 mo. EURIBOR + 3.2%)	(k)	EUR CLO	240	258	283
Babson Euro CLO 2014-2 B.V., Series 2014-2X, Class DR, 3.2%, 11/25/29 (3 mo. EURIBOR + 3.2%)	(k)	EUR CLO	100	109	121
Babson Euro CLO 2015-1 B.V., Series 2015-1X, Class CRE, 1.5%, 10/25/29 (3 mo. EURIBOR + 1.5%)	(k)	EUR CLO	305	350	367
Bain Capital EURO CLO 2018-1 DAC, Series 2018-1X, Class C, 1.7%, 4/20/32 (3 mo. EURIBOR + 1.7%)	(k)	EUR CLO	170	140	203
Ballyrock CLO 2016-1 Ltd., Series 2016-1A, Class ER, 7.2%, 10/15/28 (3 mo. USD LIBOR + 7.0%)	(i) (k)	USD CLO	$250	248	251
Ballyrock CLO 2018-1 Ltd., Series 2018-1A, Class C, 3.4%, 4/20/31 (3 mo. USD LIBOR + 3.2%)	(i) (k)	USD CLO	250	241	251
Barings CLO 2013-I Ltd., Series 2013-IA, Class ER, 5.4%, 1/20/28 (3 mo. USD LIBOR + 5.2%)	(i) (k)	USD CLO	630	620	620
Barings CLO Ltd. 2016-II, Series 2016-2A, Class ER, 6.7%, 7/20/28 (3 mo. USD LIBOR + 6.5%)	(i) (k)	USD CLO	250	245	251
Barings CLO Ltd. 2018-III, Series 2018-3A, Class D, 3.1%, 7/20/29 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	330	325	320
Barings Euro CLO 2020-1 DAC, Series 2020-1A, Class E, 6.9%, 4/21/33 (3 mo. EURIBOR + 6.9%)	(i) (k)	EUR CLO	€250	307	302
Barings Euro CLO 2020-1 DAC, Series 2020-1X, Class E, 6.9%, 4/21/33 (3 mo. EURIBOR + 6.9%)	(k)	EUR CLO	235	287	284
Barings Euro CLO 2020-1 DAC, Series 2020-1X, Class F, 8.0%, 4/21/33 (3 mo. EURIBOR + 8.0%)	(k)	EUR CLO	100	119	119
Battalion CLO Ltd., Series 2014-7X, Class DRR, 6.5%, 7/17/28 (3 mo. USD LIBOR + 6.3%)	(k)	USD CLO	$250	240	250
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class CR, 3.7%, 10/18/29 (3 mo. USD LIBOR + 3.5%)	(i) (k)	USD CLO	250	244	250
Black Diamond CLO 2014-1 Ltd., Series 2014-1X, Class D, 5.5%, 10/17/26 (3 mo. USD LIBOR + 5.3%)	(k) (j)	USD CLO	260	258	258
BlackRock European CLO V DAC, Series 5X, Class E, 4.4%, 7/16/31 (3 mo. EURIBOR + 4.4%)	(k)	EUR CLO	€130	138	154
BlueMountain Fuji Eur CLO IV DAC, Series 4X, Class D, 4.0%, 3/30/32 (3 mo. EURIBOR + 4.0%)	(k)	EUR CLO	180	166	219
BlueMountain Fuji US CLO III Ltd., Series 2017-3A, Class D, 2.6%, 1/15/30 (3 mo. USD LIBOR + 2.4%)	(i) (k)	USD CLO	$250	236	246
Bosphorus CLO V DAC, Series 5A, Class DE, 4.8%, 12/12/32 (3 mo. EURIBOR + 4.8%)	(i) (k)	EUR CLO	€320	354	391
Cairn CLO VI B.V., Series 2016-6X, Class DR, 3.1%, 7/25/29 (3 mo. EURIBOR + 3.1%)	(k)	EUR CLO	135	158	164
Cairn CLO XI DAC, Series 2019-11X, Class D, 4.2%, 7/15/35 (3 mo. EURIBOR + 4.2%)	(k)	EUR CLO	625	678	763
Carlyle Global Market Strategies CLO 2012-3 Ltd., Series 2012-3A, Class CR2, 3.7%, 1/14/32 (3 mo. USD LIBOR + 3.5%)	(i) (k)	USD CLO	$250	235	245
Carlyle Global Market Strategies CLO 2013-2 Ltd., Series 2013-2A, Class DR, 2.6%, 1/18/29 (3 mo. USD LIBOR + 2.4%)	(i) (k)	USD CLO	250	236	245
Carlyle Global Market Strategies CLO 2014-4-R Ltd., Series 2014-4RA, Class C, 3.1%, 7/15/30 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	250	250	240
Carlyle Global Market Strategies CLO 2016-2 Ltd., Series 2016-2A, Class D2R, 5.4%, 7/15/27 (3 mo. USD LIBOR + 5.2%)	(i) (k)	USD CLO	250	238	228

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Carlyle Global Market Strategies Euro CLO 2013-1 B.V., Series 2013-1X, Class DR, 5.8%, 4/15/30 (3 mo. EURIBOR + 5.8%)	(k)	EUR CLO	€260	$314	$312
Carlyle Global Market Strategies Euro CLO 2015-2 DAC, Series 2015-2X, Class CR, 2.7%, 9/21/29 (3 mo. EURIBOR + 2.7%)	(k)	EUR CLO	140	163	169
Carlyle Global Market Strategies Euro CLO 2015-3 DAC, Series 2015-3X, Class C1RE, 2.6%, 7/15/30 (3 mo. EURIBOR + 2.6%)	(k)	EUR CLO	275	323	329
Carlyle Global Market Strategies Euro CLO 2020-1 DAC, Series 2020-1X, Class C, 3.3%, 4/15/33 (3 mo. EURIBOR + 3.3%)	(k)	EUR CLO	460	528	548
Carlyle Global Market Strategies Euro CLO 2020-1 DAC, Series 2020-1X, Class D, 5.4%, 4/15/33 (3 mo. EURIBOR + 5.4%)	(k)	EUR CLO	250	289	289
Carlyle US CLO 2016-4 Ltd., Series 2016-4A, Class CR, 3.0%, 10/20/27 (3 mo. USD LIBOR + 2.8%)	(i) (k)	USD CLO	$280	265	275
Catamaran CLO 2014-1 Ltd., Series 2014-1A, Class CR, 3.7%, 4/22/30 (3 mo. USD LIBOR + 3.4%)	(i) (k)	USD CLO	250	242	247
Cedar Funding VI CLO Ltd., Series 2016-6A, Class DR, 3.2%, 10/20/28 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	250	244	251
Cent CLO 21 Ltd., Series 2014-21A, Class CR2, 3.4%, 7/27/30 (3 mo. USD LIBOR + 3.2%)	(i) (k)	USD CLO	620	599	619
CFIP CLO 2013-1 Ltd., Series 2013-1A, Class ER, 6.9%, 4/20/29 (3 mo. USD LIBOR + 6.7%)	(i) (k)	USD CLO	470	468	456
CFIP CLO 2014-1 Ltd., Series 2014-1A, Class DR, 4.3%, 7/13/29 (3 mo. USD LIBOR + 4.1%)	(i) (k)	USD CLO	495	488	497
CFIP CLO 2014-1 Ltd., Series 2014-1A, Class ER, 6.8%, 7/13/29 (3 mo. USD LIBOR + 6.6%)	(i) (k)	USD CLO	250	249	244
CFIP CLO 2017-1 Ltd., Series 2017-1A, Class C, 2.3%, 1/18/30 (3 mo. USD LIBOR + 2.1%)	(i) (k)	USD CLO	285	285	285
CIFC Funding 2012-II-R Ltd., Series 2012-2RA, Class D, 5.7%, 1/20/28 (3 mo. USD LIBOR + 5.5%)	(i) (k)	USD CLO	250	248	232
CIFC Funding 2013-II Ltd., Series 2013-2A, Class B1LR, 3.3%, 10/18/30 (3 mo. USD LIBOR + 3.1%)	(i) (k)	USD CLO	200	195	196
CIFC Funding 2014 Ltd., Series 2014-1A, Class DR2, 3.1%, 1/18/31 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	250	242	242
CIFC Funding 2015-IV Ltd., Series 2015-4A, Class CR, 4.2%, 10/20/27 (3 mo. USD LIBOR + 4.0%)	(i) (k)	USD CLO	250	250	251
CIFC Funding 2018-III Ltd., Series 2018-3A, Class D, 3.1%, 7/18/31 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	250	235	251
CIFC Funding II Ltd., Series 2X, Class F, 7.7%, 4/15/33 (3 mo. EURIBOR + 7.7%)	(k)	EUR CLO	€100	103	119
Contego CLO II B.V., Series 2X, Class ER, 4.7%, 11/15/26 (3 mo. EURIBOR + 5.2%)	(k)	EUR CLO	170	185	202
Cordatus CLO Plc, Series 7X, Class ER, 5.3%, 9/15/31 (3 mo. EURIBOR + 5.3%)	(k)	EUR CLO	385	399	460
Covenant Credit Partners CLO III Ltd., Series 2017-1A, Class D, 4.0%, 10/15/29 (3 mo. USD LIBOR + 3.8%)	(i) (k)	USD CLO	$480	472	478
Crown City CLO I, Series 2020-1A, Class C, 4.8%, 7/20/30 (3 mo. USD LIBOR + 4.6%)	(i) (k)	USD CLO	735	710	738
Crown Point CLO IV Ltd., Series 2018-4A, Class D, 3.0%, 4/20/31 (3 mo. USD LIBOR + 2.8%)	(i) (k)	USD CLO	285	264	279
CVC Cordatus Loan Fund III DAV, Series 3X, Class ERR, 4.9%, 8/15/32 (3 mo. EURIBOR + 4.9%)	(k)	EUR CLO	€145	147	170
CVC Cordatus Loan Fund III DAV, Series 3X, Class CRR, 1.7%, 8/15/32 (3 mo. EURIBOR + 1.7%)	(k)	EUR CLO	100	85	121
CVC Cordatus Loan Fund X DAC, Series 10X, Class D, 2.5%, 1/27/31 (3 mo. EURIBOR + 2.5%)	(k)	EUR CLO	190	205	225
CVC Cordatus Loan Fund XI DAC, Series 11X, Class DE, 3.2%, 10/15/31 (3 mo. EURIBOR + 3.2%)	(k)	EUR CLO	325	352	394
CVC Cordatus Loan Fund XV DAC, Series 15A, Class D, 3.8%, 8/26/32 (3 mo. EURIBOR + 3.8%)	(i) (k)	EUR CLO	250	283	306

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
CVP Cascade CLO-1 Ltd., Series 2013-CLO1, Class C, 3.7%, 1/16/26 (3 mo. USD LIBOR + 3.5%)	(i) (k)	USD CLO	$570	$568	$570
CVP Cascade CLO-2 Ltd., Series 2014-2A, Class C, 4.0%, 7/18/26 (3 mo. USD LIBOR + 3.8%)	(i) (k)	USD CLO	935	936	932
Dartry Park CLO DAC, Series 1X, Class CR, 3.0%, 4/28/29 (3 mo. EURIBOR + 3.0%)	(k)	EUR CLO	€100	116	122
Dryden 29 Euro CLO 2013 B.V., Series 2013-29X, Class DRR, 2.6%, 7/15/32 (3 mo. EURIBOR + 2.6%)	(k)	EUR CLO	$255	271	299
Dryden 30 Senior Loan Fund, Series 2013-30A, Class ER, 6.0%, 11/15/28 (3 mo. USD LIBOR + 5.8%)	(i) (k)	USD CLO	$250	239	242
Dryden 30 Senior Loan Fund, Series 2013-30A, Class FR, 7.5%, 11/15/28 (3 mo. USD LIBOR + 7.3%)	(i) (k)	USD CLO	250	233	239
Dryden 33 Senior Loan Fund, Series 2014-33A, Class FR2, 8.7%, 4/15/29 (3 mo. USD LIBOR + 8.5%)	(i) (k)	USD CLO	200	200	196
Dryden 53 CLO Ltd., Series 2017-53A, Class D, 2.6%, 1/15/31 (3 mo. USD LIBOR + 2.4%)	(i) (k)	USD CLO	250	230	247
Dryden 59 Euro CLO 2017 B.V., Series 2017-59X, Class D1, 2.4%, 5/15/32 (3 mo. EURIBOR + 2.4%)	(k)	EUR CLO	€365	388	440
Dryden 59 Euro CLO 2017 B.V., Series 2017-59X, Class F, 6.1%, 5/15/32 (3 mo. EURIBOR + 6.1%)	(k)	EUR CLO	110	122	126
Dryden 79 Euro CDO 2020 DAC, Series 2020-79X, Class E, 6.8%, 1/18/34 (3 mo. EURIBOR + 6.8%)	(k)	EUR CDO	160	195	196
Dryden Euro CLO, Series 2017-27A, Class DNVE, 3.2%, 5/15/30 (3 mo. EURIBOR + 3.2%)	(i) (k)	EUR CLO	250	282	305
Dryden XXV Senior Loan Fund, Series 2012-25A, Class DRR, 3.2%, 10/15/27 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	$250	245	249
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class DR, 2.9%, 4/15/29 (3 mo. USD LIBOR + 2.7%)	(i) (k)	USD CLO	250	237	250
East West Investment Management CLO Ltd., Series 2019-FALX, Class E, 7.6%, 1/20/33 (3 mo. USD LIBOR + 7.4%)	(k)	USD CLO	115	103	113
Elevation CLO 2017-7 Ltd., Series 2017-7A, Class D, 3.1%, 7/15/30 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	455	432	448
Elevation CLO 2018-9 Ltd., Series 2018-9A, Class D, 3.7%, 7/15/31 (3 mo. USD LIBOR + 3.5%)	(i) (k)	USD CLO	295	285	297
ELM Park CLO I, Series 1X, Class DR, 5.3%, 4/16/29 (3 mo. EURIBOR + 5.3%)	(k)	EUR CLO	€505	565	614
Eloise SPV Srl, 5.0%, 1/20/35	(e)	EUR CLO	838	919	1,017
Erna Srl, Series 1, Class B, 3.6%, 7/25/31 (3 mo. EURIBOR + 3.6%)	(k)	EUR CLO	626	711	748
Erna Srl, Series 1, Class A, 2.3%, 7/25/31 (3 mo. EURIBOR + 2.3%)	(k)	EUR CLO	1,091	1,233	1,331
Euro-Galaxy III CLO B.V., Series 2013-3X, Class DRR, 3.6%, 1/17/31 (3 mo. EURIBOR + 3.6%)	(k)	EUR CLO	100	82	121
Euro-Galaxy IV CLO B.V., Series 2015-4X, Class DR, 3.1%, 7/30/30 (3 mo. EURIBOR + 3.1%)	(k)	EUR CLO	280	329	340
Figueroa CLO 2014-1 Ltd., Series 2014-1A, Class ER, 6.7%, 1/15/27 (3 mo. USD LIBOR + 6.5%)	(i) (k)	USD CLO	$540	539	541
Galaxy XXII CLO Ltd., Series 2016-22A, Class ER, 6.0%, 7/16/28 (3 mo. USD LIBOR + 5.8%)	(i) (k)	USD CLO	250	238	249
Galaxy XXIV CLO Ltd., Series 2017-24X, Class D, 2.7%, 1/15/31 (3 mo. USD LIBOR + 2.5%)	(k)	USD CLO	550	502	528
Galaxy XXVII CLO Ltd., Series 2018-27A, Class D, 3.0%, 5/16/31 (3 mo. USD LIBOR + 2.8%)	(i) (k)	USD CLO	250	228	251
Gallatin CLO IX 2018-1 Ltd., Series 2018-1A, Class D1, 3.3%, 1/21/28 (3 mo. USD LIBOR + 3.1%)	(i) (k)	USD CLO	540	530	539
Gallatin CLO VIII 2017-1 Ltd., Series 2017-1A, Class E, 5.6%, 7/15/27 (3 mo. USD LIBOR + 5.4%)	(i) (k)	USD CLO	1,075	1,034	1,057
Greywolf CLO IV Ltd., Series 2019-1A, Class D, 7.2%, 4/17/30 (3 mo. USD LIBOR + 6.9%)	(i) (k)	USD CLO	250	244	251
Greywolf CLO V Ltd., Series 2015-1A, Class CR, 3.2%, 1/27/31 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	500	472	497

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Grosvenor Place CLO 2015-1 B.V., Series 2015-1X, Class BRR, 1.6%, 10/30/29 (3 mo. EURIBOR + 1.6%)	(k)	EUR CLO	€100	$123	$121
Grosvenor Place CLO 2015-1 B.V., Series 2015-1X, Class CRR, 2.5%, 10/30/29 (3 mo. EURIBOR + 2.5%)	(k)	EUR CLO	100	118	121
Harvest CLO IX DAC, Series 9X, Class ER, 5.1%, 2/15/30 (3 mo. EURIBOR + 5.1%)	(k)	EUR CLO	455	491	535
Harvest CLO X DAC, Series 10X, Class DRNE, 2.3%, 11/15/28 (3 mo. EURIBOR + 2.9%)	(k)	EUR CLO	390	452	473
Harvest CLO X DAC, Series 10X, Class E, 4.5%, 11/15/28 (3 mo. EURIBOR + 5.0%)	(k)	EUR CLO	117	139	141
Harvest CLO XII DAC, Series 12X, Class FR, 6.6%, 11/18/30 (3 mo. EURIBOR + 6.6%)	(k)	EUR CLO	175	174	191
Harvest CLO XIV DAC, Series 14X, Class F, 6.3%, 11/18/29 (3 mo. EURIBOR + 6.3%)	(k)	EUR CLO	215	254	250
Harvest CLO XX DAC, Series 20X, Class C, 2.5%, 10/20/31 (3 mo. EURIBOR + 2.5%)	(k)	EUR CLO	100	115	122
Harvest CLO XXII DAC, Series 22A, Class D, 4.0%, 1/15/32 (3 mo. EURIBOR + 4.0%)	(i) (k)	EUR CLO	365	409	444
Hayfin Emerald CLO, Series 5A, Class E, 6.9%, 11/17/32 (3 mo. EURIBOR + 6.9%)	(i) (k)	EUR CLO	250	279	305
Hayfin Emerald CLO IV DAC, Series 4A, Class E, 6.5%, 2/15/33 (3 mo. EURIBOR + 6.5%)	(i) (k)	EUR CLO	250	274	307
Highbridge Loan Management 4-2014 Ltd., Series 4A-2014, Class CR, 2.8%, 1/28/30 (3 mo. USD LIBOR + 2.6%)	(i) (k)	USD CLO	$261	243	258
Highbridge Loan Management 7-2015 Ltd., Series 7A-2015, Class ER, 5.2%, 3/15/27 (3 mo. USD LIBOR + 5.0%)	(i) (k)	USD CLO	795	754	783
ICG US CLO 2016-1 Ltd., Series 2016-1A, Class CR, 3.3%, 7/29/28 (3 mo. USD LIBOR + 3.1%)	(i) (k)	USD CLO	250	247	247
Jamestown CLO IV Ltd., Series 2014-4A, Class CR, 2.9%, 7/15/26 (3 mo. USD LIBOR + 2.7%)	(i) (k)	USD CLO	300	284	301
Jamestown CLO IX Ltd., Series 2016-9A, Class BR, 2.9%, 10/20/28 (3 mo. USD LIBOR + 2.7%)	(i) (k)	USD CLO	250	231	251
Jamestown CLO IX Ltd., Series 2016-9A, Class DR, 7.2%, 10/20/28 (3 mo. USD LIBOR + 6.9%)	(i) (k)	USD CLO	250	242	250
Jamestown CLO Ltd., Series 2013-2A, Class DR, 5.7%, 4/22/30 (3 mo. USD LIBOR + 5.5%)	(i) (k)	USD CLO	335	322	322
Jamestown CLO V Ltd., Series 2014-5A, Class D, 4.0%, 1/17/27 (3 mo. USD LIBOR + 3.8%)	(i) (k)	USD CLO	815	812	819
Jamestown CLO VII Ltd., Series 2015-7A, Class CR, 2.8%, 7/25/27 (3 mo. USD LIBOR + 2.6%)	(i) (k)	USD CLO	250	232	251
Jamestown CLO X Ltd., Series 2017-10A, Class C, 3.9%, 7/17/29 (3 mo. USD LIBOR + 3.7%)	(i) (k)	USD CLO	250	245	250
Jamestown CLO XI Ltd., Series 2018-11A, Class C, 3.5%, 7/14/31 (3 mo. USD LIBOR + 3.3%)	(i) (k)	USD CLO	750	729	754
Jamestown CLO XIV Ltd., Series 2019-14A, Class D, 7.3%, 10/20/32 (3 mo. USD LIBOR + 7.0%)	(i) (k)	USD CLO	250	252	250
Jamestown CLO XV Ltd., Series 2020-15A, Class E, 7.2%, 4/15/33 (3 mo. USD LIBOR + 7.0%)	(i) (k)	USD CLO	250	251	251
Jubilee CLO 2014-XII B.V., Series 2014-12X, Class DR, 2.9%, 4/15/30 (3 mo. EURIBOR + 2.9%)	(k)	EUR CLO	€155	175	188
Jubilee CLO 2015-XVI B.V., Series 2015-16X, Class F, 6.9%, 12/15/29 (3 mo. EURIBOR + 6.9%)	(k)	EUR CLO	250	284	282
Jubilee CLO 2017-XVIII B.V., Series 2017-18X, Class DNE, 3.1%, 1/15/30 (3 mo. EURIBOR + 3.1%)	(k)	EUR CLO	200	228	243
Jubilee CLO 2017-XVIII B.V., Series 2017-18X, Class D, 3.1%, 1/15/30 (3 mo. EURIBOR + 3.1%)	(k)	EUR CLO	200	223	242
KVK CLO 2013-1 Ltd., Series 2013-1A, Class ER, 6.2%, 1/14/28 (3 mo. USD LIBOR + 5.9%)	(i) (k)	USD CLO	$500	497	495
KVK CLO 2016-1 Ltd., Series 2016-1A, Class D, 4.6%, 1/15/29 (3 mo. USD LIBOR + 4.4%)	(i) (k)	USD CLO	590	548	593

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
LCM XX LP, Series 20A, Class ER, 5.7%, 10/20/27 (3 mo. USD LIBOR + 5.5%)	(i) (k)	USD CLO	$300	$284	$288
LCM XXI LP, Series 21A, Class ER, 6.0%, 4/20/28 (3 mo. USD LIBOR + 5.8%)	(i) (k)	USD CLO	570	544	561
Mackay Shields Euro CLO, Series 1X, Class E, 6.6%, 10/20/32 (3 mo. EURIBOR + 6.6%)	(k)	EUR CLO	€215	233	263
Madison Park Funding XIII Ltd., Series 2014-13A, Class DR2, 3.1%, 4/19/30 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	$365	352	358
Madison Park Funding XXX Ltd., Series 2018-30A, Class E, 5.2%, 4/15/29 (3 mo. USD LIBOR + 5.0%)	(i) (k)	USD CLO	250	241	242
Magnetite XVI Ltd., Series 2015-16A, Class F, 6.7%, 1/18/28 (3 mo. USD LIBOR + 6.5%)	(i) (k)	USD CLO	250	237	243
Man GLG US CLO 2018-2 Ltd., Series 2018-2A, Class CR, 3.7%, 10/15/28 (3 mo. USD LIBOR + 3.5%)	(i) (k)	USD CLO	510	508	505
Marble Point CLO XII Ltd., Series 2018-1A, Class D, 3.2%, 7/16/31 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	250	243	245
Marble Point CLO XIV Ltd., Series 2018-2A, Class D, 3.8%, 1/20/32 (3 mo. USD LIBOR + 3.5%)	(i) (k)	USD CLO	360	348	362
Marble Point CLO XVIII Ltd., Series 2020-2A, Class D1, 4.0%, 10/15/31 (3 mo. USD LIBOR + 3.8%)	(i) (k)	USD CLO	275	269	269
Midocean Credit CLO IX, Series 2018-9A, Class D, 3.5%, 7/20/31 (3 mo. USD LIBOR + 3.3%)	(i) (k)	USD CLO	250	245	249
Midocean Credit CLO VIII, Series 2018-8A, Class D, 3.1%, 2/20/31 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	250	234	244
Mountain View CLO 2016-1 LLC, Series 2016-1A, Class CR, 2.7%, 4/14/33 (3 mo. USD LIBOR + 2.5%)	(i) (k)	USD CLO	250	220	250
MP CLO III Ltd., Series 2013-1A, Class DR, 3.3%, 10/20/30 (3 mo. USD LIBOR + 3.1%)	(i) (k)	USD CLO	250	244	243
MP CLO VII Ltd., Series 2015-1A, Class DRR, 3.2%, 10/18/28 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	250	250	247
Mulberry Street CDO II Ltd., Series 2A, Class A1W, 0.9%, 8/12/38 (6 mo. USD LIBOR + 0.6%)	(i) (k)	USD CDO	1,137	730	763
Neuberger Berman CLO Ltd., Series 2015-20X, Class ER, 5.2%, 1/15/28 (3 mo. USD LIBOR + 5.0%)	(k)	USD CLO	280	276	277
Neuberger Berman CLO XIX Ltd., Series 2015-19A, Class ER2, 7.8%, 7/15/27 (3 mo. USD LIBOR + 7.5%)	(i) (k)	USD CLO	250	247	251
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class DR, 2.6%, 1/15/28 (3 mo. USD LIBOR + 2.4%)	(i) (k)	USD CLO	250	250	251
Newfeet CLO 2016-1 Ltd., Series 2016-1A, Class DR, 3.2%, 4/20/28 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	700	693	701
Northwoods Capital 19 Euro DAC, Series 2019-19X, Class E, 6.6%, 11/25/33 (3 mo. EURIBOR + 6.6%)	(k)	EUR CLO	€240	263	291
Northwoods Capital 19 Euro DAC, Series 2019-19X, Class D, 4.0%, 11/25/33 (3 mo. EURIBOR + 4.0%)	(k)	EUR CLO	1,190	1,420	1,446
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5X, Class D, 3.6%, 2/21/30 (3 mo. EURIBOR + 3.6%)	(k)	EUR CLO	110	129	134
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5X, Class E, 6.2%, 2/21/30 (3 mo. EURIBOR + 6.2%)	(k)	EUR CLO	145	163	175
Oaktree CLO 2014-1, Series 2014-1A, Class BR, 2.9%, 5/13/29 (3 mo. USD LIBOR + 2.7%)	(i) (k)	USD CLO	$285	285	283
Oaktree CLO 2020-1 Ltd., Series 2020-1A, Class E, 6.2%, 7/15/29 (3 mo. USD LIBOR + 5.9%)	(i) (k)	USD CLO	395	382	396
Ocean Trails CLO IV, Series 2013-4A, Class ER, 5.3%, 8/13/25 (3 mo. USD LIBOR + 5.1%)	(i) (k)	USD CLO	930	927	931
Ocean Trails CLO VI, Series 2016-6A, Class DR, 3.9%, 7/15/28 (3 mo. USD LIBOR + 3.7%)	(i) (k)	USD CLO	360	360	362
OCP CLO 2015-10 Ltd., Series 2015-10A, Class DR, 5.7%, 10/26/27 (3 mo. USD LIBOR + 5.5%)	(i) (k)	USD CLO	250	250	251
Octagon Investment Partners XI Ltd., Series 2012-1A, Class CR, 4.2%, 7/15/29 (3 mo. USD LIBOR + 4.0%)	(i) (k)	USD CLO	250	247	251

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Octagon Investment Partners XV Ltd., Series 2013-1A, Class DR, 3.9%, 7/19/30 (3 mo. USD LIBOR + 3.7%)	(i) (k)	USD CLO	$250	$243	$250
Orwell Park CLO Designated Activity Co., Series 1X, Class D, 4.5%, 7/18/29 (3 mo. EURIBOR + 4.5%)	(k)	EUR CLO	€100	118	122
OZLM Funding Ltd., Series 2012-1A, Class CR2, 3.8%, 7/22/29 (3 mo. USD LIBOR + 3.6%)	(i) (k)	USD CLO	$315	308	317
OZLM VII Ltd., Series 2014-7RA, Class CR, 3.2%, 7/17/29 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	250	240	245
OZLM VIII Ltd., Series 2014-8A, Class CRR, 3.4%, 10/17/29 (3 mo. USD LIBOR + 3.2%)	(i) (k)	USD CLO	490	471	491
OZLM XIII Ltd., Series 2015-13A, Class CR, 3.2%, 7/30/27 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	675	662	670
OZLM XIX Ltd., Series 2017-19A, Class C, 3.3%, 11/22/30 (3 mo. USD LIBOR + 3.1%)	(i) (k)	USD CLO	250	224	245
OZLM XVI Ltd., Series 2017-16A, Class C, 3.8%, 5/16/30 (3 mo. USD LIBOR + 3.6%)	(i) (k)	USD CLO	250	243	250
OZLM XX Ltd., Series 2018-20A, Class C, 3.2%, 4/20/31 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	515	496	509
OZLME II DAC, Series 2X, Class F, 6.5%, 10/15/30 (3 mo. EURIBOR + 6.5%)	(k)	EUR CLO	€100	43	109
Palmer Square Loan Funding 2019-2 Ltd., Series 2019-2A, Class D, 5.7%, 4/20/27 (3 mo. USD LIBOR + 5.5%)	(i) (k)	USD CLO	$250	228	251
Palmer Square Loan Funding 2019-3 Ltd., Series 2019-3A, Class D, 5.6%, 8/20/27 (3 mo. USD LIBOR + 5.4%)	(i) (k)	USD CLO	250	222	251
Parallel 2018-1 Ltd., Series 2018-1A, Class C, 3.0%, 4/20/31 (3 mo. USD LIBOR + 2.8%)	(i) (k)	USD CLO	274	253	259
Penta CLO 2 B.V., Series 2015-2X, Class DRNE, 3.0%, 8/4/28 (6 mo. EURIBOR + 3.0%)	(k)	EUR CLO	€290	313	353
Penta CLO 3 DAC, Series 2017-3X, Class D, 2.8%, 4/17/30 (3 mo. EURIBOR + 2.8%)	(k)	EUR CLO	140	161	166
Penta CLO 6 DAC, Series 2019-6A, Class D, 3.9%, 7/25/32 (3 mo. EURIBOR + 3.9%)	(i) (k)	EUR CLO	425	483	518
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc., 0.6%, 3/22/38 (3 mo. USD LIBOR + 0.4%)	(i) (k)	USD CDO	$824	677	653
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc., 0.6%, 3/22/37 (3 mo. USD LIBOR + 0.4%)	(i) (k)	USD CDO	430	334	328
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc., 0.6%, 9/22/37 (3 mo. USD LIBOR + 0.4%)	(i) (k)	USD CDO	269	217	216
Purple Finance CLO 2 DAC, Series 2X, Class DE, 4.1%, 4/20/32 (3 mo. EURIBOR + 4.1%)	(k)	EUR CLO	€330	356	401
Purple Finance CLO 2 DAC, Series 2X, Class D, 4.1%, 4/20/32 (3 mo. EURIBOR + 4.1%)	(k)	EUR CLO	250	295	304
Regatta VI Funding Ltd., Series 2016-1A, Class ER, 5.2%, 7/20/28 (3 mo. USD LIBOR + 5.0%)	(i) (k)	USD CLO	$250	245	249
Regatta X Funding Ltd., Series 2017-3A, Class D, 3.0%, 1/17/31 (3 mo. USD LIBOR + 2.8%)	(i) (k)	USD CLO	250	232	251
Regatta XI Funding Ltd., Series 2018-1A, Class D, 3.1%, 7/17/31 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	250	250	251
SCOF-2 Ltd., Series 2015-2A, Class DR, 3.3%, 7/15/28 (3 mo. USD LIBOR + 3.1%)	(i) (k)	USD CLO	250	242	251
SCOF-2 Ltd., Series 2015-2A, Class ER, 5.9%, 7/15/28 (3 mo. USD LIBOR + 5.7%)	(i) (k)	USD CLO	250	244	250
Shackleton 2017-XI CLO Ltd., Series 2017-11A, Class D, 3.9%, 8/15/30 (3 mo. USD LIBOR + 3.7%)	(i) (k)	USD CLO	250	248	249
Smeralda SPV Srl, 5.3%, 12/22/34	(e)	EUR CLO	€1,201	1,347	1,471
Sorrento Park CLO DAC, Series 1X, Class CR, 2.5%, 11/16/27 (3 mo. EURIBOR + 3.0%)	(k)	EUR CLO	250	285	303

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Sound Point CLO V-R Ltd., Series 2014-1RA, Class D, 3.3%, 7/18/31 (3 mo. USD LIBOR + 3.1%)	(i) (k)	USD CLO	$250	$239	$244
Sound Point CLO X Ltd., Series 2015-3A, Class ER, 5.5%, 1/20/28 (3 mo. USD LIBOR + 5.3%)	(i) (k)	USD CLO	500	484	498
Sound Point CLO XII Ltd., Series 2016-2A, Class DR, 4.1%, 10/20/28 (3 mo. USD LIBOR + 3.9%)	(i) (k)	USD CLO	355	356	357
Sound Point Clo XIV Ltd., Series 2016-3A, Class D, 4.1%, 1/23/29 (3 mo. USD LIBOR + 3.9%)	(i) (k)	USD CLO	250	247	251
Sound Point CLO XXVI Ltd., Series 2020-1A, Class E, 7.3%, 7/20/30 (3 mo. USD LIBOR + 7.1%)	(i) (k)	USD CLO	265	251	268
Sound Point Euro CLO I Funding DAC, Series 1A, Class E, 6.2%, 4/25/32 (3 mo. EURIBOR + 6.2%)	(i) (k)	EUR CLO	€250	195	302
St Paul’s CLO III-R DAC, Series 3RX, Class CR, 1.6%, 1/15/32 (3 mo. EURIBOR + 1.6%)	(k)	EUR CLO	100	95	119
St Paul’s CLO V DAC, Series 5X, Class DR, 3.0%, 2/20/30 (3 mo. EURIBOR + 3.0%)	(k)	EUR CLO	140	162	170
St Paul’s CLO VII DAC, Series 7X, Class DR, 3.6%, 4/30/30 (3 mo. EURIBOR + 3.6%)	(k)	EUR CLO	210	233	256
St Paul’s CLO VII DAC, Series 7X, Class DRE, 3.6%, 4/30/30 (3 mo. EURIBOR + 3.6%)	(k)	EUR CLO	320	376	390
St Paul’s CLO XI DAC, Series 11X, Class E, 6.0%, 1/17/32 (3 mo. EURIBOR + 6.0%)	(k)	EUR CLO	250	267	299
St Paul’s CLO XII DAC, Series 12X, Class D, 3.2%, 4/15/33 (3 mo. EURIBOR + 3.2%)	(k)	EUR CLO	115	126	139
Steele Creek CLO 2017-1 Ltd., Series 2017-1A, Class D, 3.1%, 10/15/30 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	$250	247	239
Sudbury Mill CLO Ltd., Series 2013-1A, Class D, 3.7%, 1/17/26 (3 mo. USD LIBOR + 3.5%)	(i) (k)	USD CLO	505	501	508
Symphony CLO XIX Ltd., Series 2018-19A, Class D, 2.8%, 4/16/31 (3 mo. USD LIBOR + 2.6%)	(i) (k)	USD CLO	250	248	246
Symphony CLO XVII Ltd., Series 2016-17A, Class ER, 5.8%, 4/15/28 (3 mo. USD LIBOR + 5.6%)	(i) (k)	USD CLO	485	478	487
Taurus Finance DAC, Series 2019-FIN4, Class A, 1.4%, 11/18/31 (3 mo. EURIBOR + 1.4%)	(k)	EUR CLO	€160	166	194
THL Credit Wind River 2017-1 CLO Ltd., Series 2017-1A, Class D, 4.0%, 4/18/29 (3 mo. USD LIBOR + 3.8%)	(i) (k)	USD CLO	$335	332	336
TICP CLO, Ltd., Series 2018-IIA, Class C, 3.2%, 4/20/28 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	250	245	249
Tikehau CLO B.V., Series 2015-1X, Class ER, 4.6%, 8/4/28 (3 mo. EURIBOR + 4.6%)	(k)	EUR CLO	€170	198	196
Tikehau CLO B.V., Series 2015-1X, Class DR, 2.4%, 8/4/28 (3 mo. EURIBOR + 2.4%)	(k)	EUR CLO	165	192	197
Toro European CLO 2 DAC, Series 2X, Class DR, 3.3%, 10/15/30 (3 mo. EURIBOR + 3.3%)	(k)	EUR CLO	270	293	329
Toro European CLO 6 DAC, Series 6X, Class D, 4.0%, 1/12/32 (3 mo. EURIBOR + 4.0%)	(k)	EUR CLO	170	199	206
Toro European CLO 7 DAC, Series 7A, Class D, 4.5%, 2/15/34 (3 mo. EURIBOR + 4.5%)	(i) (k)	EUR CLO	595	709	722
Toro European CLO IV DAC, Series 1X, Class DR, 3.2%, 7/15/30 (3 mo. EURIBOR + 3.2%)	(k)	EUR CLO	145	158	176
Treman Park CLO Ltd., Series 2015-1A, Class FRR, 7.6%, 10/20/28 (3 mo. USD LIBOR + 7.4%)	(i) (k)	USD CLO	$250	243	242
Trinitas CLO VII Ltd., Series 2017-7A, Class D, 3.7%, 1/25/31 (3 mo. USD LIBOR + 3.5%)	(i) (k)	USD CLO	500	456	502
Trinitas CLO XIV Ltd., Series 2020-14A, Class D, 4.5%, 1/25/34 (3 mo. USD LIBOR + 4.3%)	(i) (k)	USD CLO	690	680	694
Tymon Park CLO DAC, Series 1X, Class E, 6.8%, 1/21/29 (3 mo. EURIBOR + 6.8%)	(k)	EUR CLO	€250	285	297
Tymon Park CLO Ltd., Series 1X, Class DR, 4.6%, 1/21/29 (3 mo. EURIBOR + 4.6%)	(k)	EUR CLO	100	121	123
Venture CDO Ltd., Series 2016-25A, Class D2, 4.4%, 4/20/29 (3 mo. USD LIBOR + 4.2%)	(i) (k)	USD CDO	$135	135	135

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Venture XXIV CDO Ltd., Series 2016-24A, Class D2, 4.3%, 10/20/28 (3 mo. USD LIBOR + 4.1%)	(i) (k)	USD CDO	$530	$523	$529
Vibrant Clo VII Ltd., Series 2017-7A, Class C, 3.8%, 9/15/30 (3 mo. USD LIBOR + 3.6%)	(i) (k)	USD CLO	250	245	250
Voya CLO 2015-2 Ltd., Series 2015-2A, Class DR, 3.2%, 7/23/27 (3 mo. USD LIBOR + 3.0%)	(i) (k)	USD CLO	250	240	248
Voya Euro CLO II DAC, Series 2X, Class E, 5.9%, 7/15/32 (3 mo. EURIBOR + 5.9%)	(k)	EUR CLO	€260	289	313
Voya Euro CLO III DAC, Series 3X, Class F, 7.9%, 4/15/33 (3 mo. EURIBOR + 7.9%)	(k)	EUR CLO	100	102	115
Wellfleet CLO 2016-1 Ltd., Series 2016-1A, Class DR, 3.1%, 4/20/28 (3 mo. USD LIBOR + 2.9%)	(i) (k)	USD CLO	$250	248	248
Wellfleet CLO 2017-1 Ltd., Series 2017-1A, Class C, 4.0%, 4/20/29 (3 mo. USD LIBOR + 3.8%)	(i) (k)	USD CLO	250	241	251
Whitebox CLO I Ltd., Series 2019-1A, Class D, 7.7%, 7/24/32 (3 mo. USD LIBOR + 7.5%)	(i) (k)	USD CLO	410	397	411
Whitebox CLO I Ltd., Series 2019-1A, Class C, 4.6%, 7/24/32 (3 mo. USD LIBOR + 4.4%)	(i) (k)	USD CLO	395	391	397
Total Collateralized Loan Obligation / Structured Credit				82,973	86,572

Portfolio Company(a)	Footnotes	Principal Amount(b)	Proceeds	Fair Value(c)
Municipal Bonds—2.3%
Puerto Rico —2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B, 5.4%, 7/1/27	(j)	330	328	331
Puerto Rico Electric Power Authority, 5.5%, 7/1/38	(h) (j) (m)	15	10	12
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(h) (j) (m)	30	21	25
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(h) (j) (m)	145	104	124
Puerto Rico Electric Power Authority, SER TT-RSA-1, 5.0%, 7/1/20	(h) (j) (m)	5	4	4
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 5.0%, 7/1/19	(h) (m)	10	8	8
Puerto Rico Electric Power Authority, SER UU-RSA-1, 0.1%, 7/1/20 (USD SIFMA + 0.0%)	(j) (h) (m) (k)	110	84	87
Puerto Rico Electric Power Authority, SER V V-RSA-1, 5.5%, 7/1/20	(h) (j) (m)	15	12	12
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.3%, 7/1/24	(h) (j) (m)	5	4	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/25	(h) (j) (m)	5	4	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/28	(h) (j) (m)	25	20	22
Puerto Rico Electric Power Authority, 5.3%, 7/1/40	(h) (j) (m)	210	152	180
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.0%, 7/1/17	(h) (j) (m)	15	11	12
Puerto Rico Electric Power Authority, SER UU-RSA-1, 0.1%, 7/1/17 (USD SIFMA + 0.0%)	(h) (k) (m)	15	10	12
Puerto Rico Electric Power Authority, SER UU-RSA-1, 0.1%, 7/1/18 (USD SIFMA + 0.0%)	(h) (j) (k) (m)	15	10	12
Puerto Rico Electric Power Authority, SER TT-RSA-1, 5.0%, 7/1/25	(h) (j) (m)	80	64	69
Puerto Rico Electric Power Authority, 5.3%, 7/1/33	(h) (j) (m)	465	365	398
Puerto Rico Electric Power Authority, 5.1%, 7/1/42	(h) (j) (m)	15	11	12
Puerto Rico Electric Power Authority, 10.0%, 1/1/21	(h) (j) (m)	69	63	65
Puerto Rico Electric Power Authority, 10.0%, 7/1/21	(h) (j) (m)	69	62	65
Puerto Rico Electric Power Authority, 10.0%, 1/1/22	(h) (j) (m)	18	16	17
Puerto Rico Electric Power Authority, 10.0%, 7/1/22	(h) (j) (m)	18	16	17
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.3%, 7/1/19	(h) (m)	10	6	8
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 5.0%, 7/1/20	(h) (m)	110	72	90

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Principal Amount(b)	Proceeds	Fair Value(c)
Puerto Rico Electric Power Authority, SER TT-RSA-1, 5.0%, 7/1/21	(h) (m)	$5	$3	$4
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 5.0%, 7/1/21	(h) (m)	60	39	51
Puerto Rico Electric Power Authority, 5.3%, 7/1/22	(h) (m)	55	35	47
Puerto Rico Electric Power Authority, Series UU-RSA-1, 0.9%, 7/1/31 (3 mo. USD LIBOR + 0.7%)	(h) (j) (k) (m)	110	79	87
Puerto Rico Electric Power Authority, SER TT-RSA-1, 5.0%, 7/1/32	(h) (j) (m)	60	46	51
Puerto Rico Electric Power Authority, 5.3%, 7/1/31	(h) (m)	120	78	103
Puerto Rico Electric Power Authority, 6.8%, 7/1/36	(h) (j) (m)	445	330	391
Puerto Rico Electric Power Authority, 5.5%, 7/1/38	(h) (m)	200	127	172
Puerto Rico Electric Power Authority, 5.3%, 7/1/35	(h) (m)	15	10	13
Puerto Rico Electric Power Authority, 7.0%, 7/1/43	(h) (m)	80	53	72
Puerto Rico Electric Power Authority, Series YY-RSA-1, 6.1%, 7/1/40	(h) (m)	195	122	167
Puerto Rico Electric Power Authority, Series EEE-RSA-1, 6.3%, 7/1/40	(h) (m)	5	3	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/42	(h) (j) (m)	10	7	8
Puerto Rico Electric Power Authority, Series NN, 5.5%, 7/1/20	(h) (j) (m)	30	30	24
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/25	(h) (j) (m)	5	4	4
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/23	(h) (j) (m)	25	19	21
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/24	(h) (j) (m)	20	16	16
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/32	(h) (j) (m)	120	94	98
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/37	(h) (j) (m)	150	122	122
Puerto Rico Electric Power Authority, 5.5%, 7/1/21	(h) (j) (m)	45	35	37
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/26	(h) (j) (m)	20	16	16
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 3.8%, 7/1/22	(h) (m)	5	3	4
Puerto Rico Electric Power Authority, Series UU-RSA-1, 0.8%, 7/1/25 (3 mo. USD LIBOR + 0.7%)	(h) (k) (m)	25	18	20
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.3%, 7/1/26	(h) (j) (m)	355	274	304
Puerto Rico Electric Power Authority, 5.3%, 7/1/26	(h) (m)	160	104	137
Puerto Rico Electric Power Authority, SER TT-RSA-1, 5.0%, 7/1/27	(h) (j) (m)	35	27	30
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(h) (j) (m)	10	8	9
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(h) (j) (m)	10	8	9
Puerto Rico Electric Power Authority, 5.4%, 1/1/18	(h) (j) (m)	30	23	24
Puerto Rico Electric Power Authority, 5.4%, 7/1/18	(h) (j) (m)	20	16	16
Puerto Rico Electric Power Authority, 5.4%, 1/1/20	(h) (j) (m)	5	4	4
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(h) (m)	325	212	278
Puerto Rico Electric Power Authority, 5.3%, 7/1/28	(h) (j) (m)	30	20	26
Puerto Rico Electric Power Authority, 5.4%, 7/1/28	(h) (j) (m)	1,690	1,269	1,409
Puerto Rico Electric Power Authority, 5.0%, 7/1/29	(h) (j) (m)	440	295	376
Puerto Rico Electric Power Authority, Series EEE-RSA-1, 6.0%, 7/1/30	(h) (m)	25	16	21
Puerto Rico Public Buildings Auth., Series U, 5.3%, 7/1/42	(h) (j) (m)	745	524	596
Puerto Rico Public Buildings Auth., Series U, 5.0%, 7/1/18	(h) (j) (m)	10	7	8
Puerto Rico Public Buildings Auth., Series U, 5.0%, 7/1/20	(h) (j) (m)	35	24	28

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Principal Amount(b)	Proceeds	Fair Value(c)
Puerto Rico Public Buildings Auth., Series U, 5.0%, 7/1/21	(j) (h) (m)	$15	$10	$12
Puerto Rico Public Buildings Auth., Series U, 5.0%, 7/1/22	(j) (h) (m)	10	7	8
Puerto Rico Public Buildings Auth., Series U, 5.3%, 7/1/23	(j) (h) (m)	5	3	4
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Series A-1, 4.8%, 7/1/53	(j)	50	55	56
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Series A-1, 5.0%, 7/1/58	(j)	87	97	99
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Series A-1, 0.0%, 7/1/46	(j) (n)	580	180	184
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Series A-1, 0.0%, 7/1/51	(j) (n)	500	110	115
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Series B-1, 4.8%, 7/1/53	(j)	50	40	56
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Series A-2, 4.8%, 7/1/58	(j)	20	22	23
Total Puerto Rico			6,101	6,954

Total Municipal Bonds			6,101	6,954

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Emerging Markets Debt—5.4%
Argentine Republic Government International Bond, 0.1%, 7/9/46	(j)	Sovereign	€158	61	63
Argentine Republic Government International Bond, 0.1%, 7/9/30	(j)	Sovereign	1,163	535	523
Argentine Republic Government International Bond, 0.1%, 7/9/41	(j)	Sovereign	$537	203	196
Argentine Republic Government International Bond, 0.1%, 7/9/46		Sovereign	704	314	244
Argentine Republic Government International Bond, 0.1%, 1/9/38	(j)	Sovereign	€23	11	10
Argentine Republic Government International Bond, 0.1%, 7/9/30	(j)	Sovereign	$648	320	249
Argentine Republic Government International Bond, 0.1%, 7/9/41	(j)	Sovereign	€27	11	11
Argentine Republic Government International Bond, 0.1%, 7/9/35	(j)	Sovereign	$1,766	668	608
Argentine Republic Government International Bond, 0.1%, 1/9/38	(j)	Sovereign	251	110	99
Bahamas Government International Bond, 9.0%, 10/15/32	(j)	Sovereign	995	1,062	1,075
Bahamas Government International Bond, 6.0%, 11/21/28	(j)	Sovereign	375	339	361
Bahrain Government International Bond, 4.3%, 1/25/28	(i)	Sovereign	465	465	467
Bahrain Government International Bond, 5.3%, 1/25/33	(i) (j)	Sovereign	955	955	952
Bahrain Government International Bond, 6.3%, 1/25/51	(i) (j)	Sovereign	215	215	213
Bahrain Government International Bond, 5.5%, 9/16/32	(j)	Sovereign	229	239	233
Costa Rica Government International Bond, 7.0%, 4/4/44	(j)	Sovereign	645	593	637
Dominican Republic International Bond, 5.3%, 1/21/41	(i)	Sovereign	385	385	399
Egypt Government International Bond, 5.8%, 5/29/24	(j)	Sovereign	200	202	216
Egypt Government International Bond, 4.8%, 4/11/25	(j)	Sovereign	€323	377	411
Egypt Government International Bond, 5.6%, 4/16/30	(j)	Sovereign	400	474	503
Egypt Government International Bond, 5.8%, 5/29/24	(i)	Sovereign	$420	420	453
Oman Government International Bond, 4.9%, 2/1/25	(j)	Sovereign	285	289	299
Oman Government International Bond, 7.0%, 1/25/51	(i)	Sovereign	355	355	360
Petroleos Mexicanos, 6.9%, 8/4/26	(j)	Oil & Gas	275	269	295
Petroleos Mexicanos, 6.5%, 1/23/27		Oil & Gas	1,579	1,462	1,626
Petroleos Mexicanos, 6.8%, 1/23/30	(j)	Oil & Gas	1,125	1,105	1,132

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Petroleos Mexicanos, 6.5%, 3/13/27	(j)	Oil & Gas	$367	$352	$380
Petroleos Mexicanos, 3.9%, 3/11/22	(j) (k)	Oil & Gas	125	125	127
Petroleos Mexicanos, 5.4%, 2/12/28	(j)	Oil & Gas	685	673	658
Provincia de Buenos Aires/Argentina, 4.0%, 5/15/35	(j)	Provincial	750	394	287
Provincia de Buenos Aires/Government Bond, 4.0%, 5/15/35	(j)	Provincial	€1,000	498	442
Provincia de Buenos Aires/Government Bond, 5.4%, 1/20/23	(j)	Provincial	300	168	133
Provincia de Buenos Aires/Government Bond, 9.1%, 3/16/24	(j)	Provincial	$500	242	189
Romanian Government International Bond, 4.6%, 4/3/49	(j)	Sovereign	€820	1,316	1,337
Russian Foreign Bond - Eurobond, 5.3%, 6/23/47	(j)	Sovereign	$200	275	269
Turkey Government International Bond, 4.9%, 4/16/43	(j)	Sovereign	630	527	536
Turkey Government International Bond, 6.0%, 1/15/31	(j)	Sovereign	410	408	422
Total Emerging Markets Debt				16,417	16,415

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)

Preferred Equity—1.2%
Qurate Retail, Inc., 8.0%	(j)	Retail	35,500	3,252	3,552
Verscend Technologies, Inc., 12.3%	(e)	Software	200	194	210
Total Preferred Equity				3,446	3,762

Convertible Preferred Stocks—0.1%
Northern Oil and Gas, Inc., 6.5%	(i) (j) (l)	Oil & Gas	2,298	231	122
Total Convertible Preferred Stocks				231	122

Common Equity—2.5%
ATD New Holdings, Inc.		Commercial Services	4,098	75	151
California Resources Corp.		Oil & Gas	165,138	4,097	3,813
California Resources Corp., Warrants		Oil & Gas	2,603	9	10
Camaieu New, Classes A-J		Apparel	10,604,587	450	5
Camaieu New, Warrants		Apparel	1,279,509	—	—
Denbury, Inc.		Oil & Gas	12,086	358	346
Hexion Holdings Corp., Class B	(j)	Chemicals	17,363	217	279
Hexion Holdings Corp., Warrants		Chemicals	19,202	253	309
Pacific Drilling SA		Oil & Gas	1,842	159	193
Quorum Health Corp.	(e)	Healthcare-Services	48,950	492	510
Quorum Litigation Trust	(e)	Healthcare-Services	157,000	—	—
Quorum Litigation Trust	(e)	Healthcare-Services	2,399	2	2
Solocal Group		Internet	492,144	1,566	1,579
UTEX Industries Inc.		Miscellaneous Manufacturing	8,041	240	273
UTEX Industries Inc.	(e)	Miscellaneous Manufacturing	2,245	2	2
Total Common Equity				7,920	7,472
TOTAL INVESTMENTS—121.8%				$358,258	369,607

LIABILITIES IN EXCESS OF OTHER ASSETS—(21.8)%(o)					(66,146)
NET ASSETS—100.0%					$303,461

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Shares outstanding at period end (Class A)	681,729
Net asset value per common share at period end (Class A)	$13.30
Shares outstanding at period end (Class I)	16,848,686
Net asset value per common share at period end (Class I)	$13.34
Shares outstanding at period end (Class T)	162,124
Net asset value per common share at period end (Class T)	$13.33
Shares outstanding at period end (Class U)	5,129,630
Net asset value per common share at period end (Class U)	$13.28
Shares outstanding at period end (Class U-2)	1,511
Net asset value per common share at period end (Class U-2)	$13.35

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
U.S. Treasury Sold Short—(0.2)%
U.S. Treasury Bond, 1.3%, 5/15/2050		Sovereign	$(346)	$(322)	$(300)
U.S. Treasury Note, 0.6%, 8/15/2030		Sovereign	(196)	(192)	(188)
Total Investments Sold Short				$(514)	$(488)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	6/17/21	USD	1,850	EUR	1,523	$—	$4
State Street Bank and Trust Company	6/17/21	USD	1,067	EUR	878	—	2
State Street Bank and Trust Company	6/17/21	USD	112	EUR	92	—	—
State Street Bank and Trust Company	6/17/21	USD	227	EUR	187	—	—
State Street Bank and Trust Company	6/17/21	USD	5,520	EUR	4,544	—	11
JPMorgan Chase Bank, N.A.	6/17/21	USD	692	EUR	570	—	1
JPMorgan Chase Bank, N.A.	6/17/21	USD	1,211	EUR	997	—	3
JPMorgan Chase Bank, N.A.	6/17/21	USD	1,169	EUR	962	—	2
State Street Bank and Trust Company	6/17/21	USD	1,810	EUR	1,482	6	—
State Street Bank and Trust Company	6/17/21	USD	629	EUR	511	7	—
State Street Bank and Trust Company	6/17/21	USD	602	EUR	496	—	2
State Street Bank and Trust Company	6/17/21	USD	430	EUR	354	—	—
State Street Bank and Trust Company	6/17/21	USD	66	GBP	49	—	1
State Street Bank and Trust Company	6/17/21	USD	218	GBP	161	—	3
JPMorgan Chase Bank, N.A.	6/17/21	USD	76	GBP	56	—	1
JPMorgan Chase Bank, N.A.	6/17/21	USD	177	GBP	131	—	3
JPMorgan Chase Bank, N.A.	6/17/21	USD	449	GBP	333	—	7
JPMorgan Chase Bank, N.A.	6/17/21	USD	344	GBP	252	—	2
JPMorgan Chase Bank, N.A.	6/17/21	USD	421	GBP	309	—	2
JPMorgan Chase Bank, N.A.	6/17/21	EUR	1,663	USD	2,031	—	7
JPMorgan Chase Bank, N.A.	6/17/21	EUR	4,380	USD	5,348	—	17
JPMorgan Chase Bank, N.A.	6/17/21	EUR	1,452	USD	1,773	—	6
State Street Bank and Trust Company	6/17/21	EUR	590	USD	721	—	3
Total Forward Foreign Currency Exchange Contracts						$13	$77

Cross-Currency Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.775%)	3 Month USD LIBOR	EUR 4,796	USD 5,668	10/26/22	Quarterly	$(162)	$—	$162
JPMorgan Chase Bank, N.A.	3 Month GBP LIBOR plus a spread of 1.0%	3 Month USD LIBOR	GBP 1,658	USD 2,167	10/29/22	Quarterly	(107)	—	107

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.195%)	3 Month USD LIBOR	EUR 794	USD 914	10/5/23	Quarterly	$(46)	$—	$46
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.2335%)	3 Month USD LIBOR	EUR 464	USD 541	6/1/23	Quarterly	(20)	—	20
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.16375%)	3 Month USD LIBOR	EUR 4,212	USD 4,909	7/20/23	Quarterly	(193)	—	193
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.19%)	3 Month USD LIBOR	EUR 720	USD 818	8/20/23	Quarterly	(53)	—	53
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month USD LIBOR	EUR 1,977	USD 2,249	12/3/23	Quarterly	(144)	—	144
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.176%)	3 Month USD LIBOR	EUR 4,872	USD 5,483	7/12/21	Quarterly	(423)	—	423
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.92625%)	3 Month USD LIBOR	EUR 8,280	USD 10,075	1/13/23	Quarterly	34	34	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.10375%)	3 Month USD LIBOR	EUR 1,857	USD 2,090	3/29/21	Quarterly	(161)	—	161
JPMorgan Chase Bank, N.A.	3 Month GBP LIBOR plus a spread of 0.03325%	3 Month USD LIBOR	GBP 305	USD 405	3/18/21	Quarterly	(13)	—	13
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR 347	USD 418	1/16/23	Quarterly	(1)	—	1
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR 1,209	USD 1,455	1/16/23	Quarterly	(5)	—	5
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.70%)	3 Month USD LIBOR	EUR 2,773	USD 3,273	11/16/22	Quarterly	(89)	—	89
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1750%)	3 Month USD LIBOR	EUR 494	USD 547	9/16/21	Quarterly	(53)	—	53
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.11%)	3 Month USD LIBOR	EUR 5,456	USD 6,025	11/12/21	Quarterly	(582)	—	582

Total Cross-Currency Swaps							$(2,018)	$34	$2,052

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	1.84%	12 Month US Consumer Price Index	USD 609	9/11/25	Annually	$17	$17	$—
Morgan Stanley Capital Services LLC	1.83%	12 Month US Consumer Price Index	USD 589	9/9/25	Annually	17	17	—
JPMorgan Chase Bank, N.A.	0.90%	3 Month LIBOR	USD 124	4/26/31	Semi-Annually	3	3	—
JPMorgan Chase Bank, N.A.	1.29%	3 Month LIBOR	USD 45	4/26/51	Semi-Annually	4	4	—
JPMorgan Chase Bank, N.A.	0.07%	6 Month GBP LIBOR	GBP 197	9/5/22	Semi-Annually	—	—	—
Goldman Sachs International	1.04%	3 Month LIBOR	USD 258	6/30/31	Semi-Annually	4	4	—
Goldman Sachs International	0.86%	3 Month LIBOR	USD 79	5/6/31	Semi-Annually	2	2	—
Goldman Sachs International	1.00%	3 Month LIBOR	USD 79	6/10/31	Semi-Annually	2	2	—
Goldman Sachs International	1.00%	3 Month LIBOR	USD 80	6/10/31	Semi-Annually	2	2	—
Goldman Sachs International	0.05%	6 Month GBP LIBOR	GBP 146	9/5/22	Semi-Annually	—	—	—
Goldman Sachs International	0.86%	3 Month LIBOR	USD 697	5/6/31	Semi-Annually	21	21	—
Goldman Sachs International	0.86%	3 Month LIBOR	USD 115	5/6/31	Semi-Annually	4	4	—
JPMorgan Chase Bank, N.A.	0.68%	3 Month LIBOR	USD 694	10/20/30	Semi-Annually	26	26	—

Total Interest Rate Swaps						$102	$102	$—

Total Return Debt Swaps(e)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 5.80%, 5/1/50), Series 2006	USD 700	12/1/23	Monthly	$27	$27	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Santora Villas Apartments, 5.80%, 5/1/47), Series 2007	USD 619	6/1/24	Monthly	20	20	—

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	City of Los Angeles Multifamily Housing Revenue Bonds (Windward Preservation Apartments, 5.85%, 10/1/44), Series 2006C	USD 403	6/1/23	Monthly	$10	$10	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	Sacramento Housing Authority Multifamily Revenue Bonds (Willow Glen Apartments, 5.75%, 4/1/56), Series 2007F	USD 247	12/1/24	Monthly	6	6	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%, 10/1/49), Series 2006	USD 369	6/1/23	Monthly	5	5	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Massachusetts Development Finance Agency Housing Revenue Bonds (East Canton Apartments Project, 5.90%, 5/1/55) Series 2006A	USD 587	12/1/23	Monthly	2	2	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (La Mission Village Apartments Project, 5.75%, 5/1/49), Series 2006Q	USD 223	6/1/23	Monthly	1	1	—

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Parkview Senior Apartments Project, 5.75%, 2/1/49), Series 2005U	USD 178	9/1/22	Monthly	$—	$—	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Louisiana Housing Finance Agency Multifamily Housing Revenue Bonds (The Crossings Apartments, 6.15%, 5/1/48) Series 2006	USD 374	6/1/23	Monthly	—	—	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Rose of Sharon Senior Homes, 5.85%, 3/1/45) Series 2006PP	USD 273	9/1/23	Monthly	(1)	—	1
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Los Angeles Multifamily Housing Revenue Bonds (Lexington Preservation Apartments, 6.50%, 9/1/43), Series 2005D	USD 439	6/1/22	Monthly	(1)	—	1
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Galen Terrace Apartments Project, 6.00%, 2/1/49), Series 2006	USD 221	3/1/22	Monthly	(3)	—	3

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Costa Miranda Apartments Project, 6.10%, 10/1/50), Series 2006	USD 601	12/1/23	Monthly	$(3)	$—	$3
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	South Carolina State Housing Finance and Development Authority Multifamily Housing Revenue Bonds (Wyndham Pointe Apartments Project, 6.60%, 9/1/48),Series 2004	USD 362	12/1/21	Monthly	(5)	—	5
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Roseville, Minnesota Multifamily Housing Revenue Bonds (Centennial Apartments Project, 5.75%, 1/1/51) Series 2007	USD 609	9/1/24	Monthly	(10)	—	10
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (The Villas at Costa Cadiz, 6.50%, 1/1/49), Series 2004	USD 409	12/1/21	Monthly	(13)	—	13
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Churchill at Pinnacle Park, 6.55%, 7/1/44), Series 2004	USD 494	9/1/21	Monthly	(13)	—	13

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments

As of January 31, 2021

(in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Houston Housing Finance Corporation Multifamily Housing Revenue Bonds (Kensington Place Apartments, 6.50%, 2/1/48), Series 2004	USD 631	9/1/21	Monthly	$(24)	$—	$24
Total Total Return Debt Swaps						$(2)	$71	$73

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value is determined by the board of trustees of FS Credit Income Fund (the “Fund”). For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.

(d)

Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of January 31, 2021, the one-month, three-month, and six-month London Interbank Offered Rate (“LIBOR” or “L”) was 0.12%, 0.20% and 0.22%, respectively, the three-month and six-month Euro Interbank Offered Rate (“EURIBOR” or “E”) was (0.55)% and (0.53)%, and the six-month GBP London Interbank Offered Rate (“GBP LIBOR”) was 0.04%.

(e)	Security is classified as Level 3 in the Fund’s fair value hierarchy (See Notes to Unaudited Schedule of Investments).

(f)	Security is an unfunded commitment. The stated rate reflects the spread disclosed at the time of commitment and may not indicate the actual rate received upon funding.

(g)	Position or portion thereof unsettled as of January 31, 2021.

(h)	Security is in default.

(i)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $178,315, which represents approximately 58.7% of net assets as of January 31, 2021.

(j)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of January 31, 2021, there were no securities rehypothecated by BNP.

(k)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(l)	The security has a perpetual maturity; the date displayed is the next call date.

(m)	Security is non-income producing.

(n)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(o)	Includes the effect of forward foreign currency exchange contracts and swap contracts.

CDO	- Collateralized Debt Obligation
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
FRN	- Floating Rate Note
GBP	- British Pound
LIBOR	- London Interbank Offered Rate
PIK	- Payment In Kind
SIFMA	- Securities Industry and Financial Markets Association
USD	- U.S. Dollar

See notes to unaudited schedule of investments.

FS Credit Income Fund

Notes to Unaudited Schedule of Investments

As of January 31, 2021

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended October 31, 2020.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of January 31, 2021:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$48,037	$48,142	13%
Senior Secured Loans—Second Lien	2,507	2,537	1%
Senior Secured Bonds	56,526	58,961	16%
Unsecured Bonds	134,100	138,670	38%
Municipal Bonds	6,101	6,954	2%
Collateralized Loan Obligation (CLO) / Structured Credit	82,973	86,572	23%
Emerging Markets Debt	16,417	16,415	4%
Preferred Equity	3,446	3,762	1%
Convertible Preferred Stocks	231	122	0%
Common Equity	7,920	7,472	2%
Total	$358,258	$369,607	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of January 31, 2021, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of January 31, 2021, the Fund had unfunded commitments of $2,549. Such unfunded commitments have a fair value representing unrealized appreciation (depreciation) of $0. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of January 31, 2021:

Industry Classification	Fair Value	Percentage of Portfolio
USD CLO	$51,568	14%
Oil & Gas	34,224	9%
EUR CLO	31,933	9%
Telecommunications	28,896	8%
Pharmaceuticals	16,191	4%
Retail	13,903	4%
Entertainment	13,900	4%
Media Entertainment	13,739	4%
Healthcare-Services	12,545	3%
Sovereign	11,146	3%
Electric	11,083	3%
Diversified Financial Services	10,418	3%
Leisure Time	10,325	2%
Real Estate Investment Trusts	10,221	2%
Chemicals	8,110	2%
Internet	7,683	2%
Auto Manufacturers	7,550	2%
Municipal	6,954	2%
Lodging	6,748	2%
Software	6,501	2%
Food	6,031	2%
Pipelines	5,955	2%
Other	43,983	12%
Total	$369,607	100%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands)

As of January 31, 2021, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$42,765	$5,377	$48,142
Senior Secured Loans—Second Lien	—	2,537	—	2,537
Senior Secured Bonds	—	58,961	—	58,961
Unsecured Bonds	—	137,841	829	138,670
Collateralized Loan Obligation (CLO) / Structured Credit	—	84,084	2,488	86,572
Municipal Bonds	—	6,954	—	6,954
Emerging Markets Debt	—	16,415	—	16,415
Preferred Equity	3,552	—	210	3,762
Convertible Preferred Stocks	122	—	—	122
Common Equity	6,943	15	514	7,472
Total Investments	10,617	349,572	9,418	369,607

Forward Foreign Currency Exchange Contracts	—	13	—	13
Cross-Currency Swaps	—	34	—	34
Interest Rate Swaps	—	102	—	102
Total Return Debt Swaps	—	—	71	71
Total Assets	$10,617	$349,721	$9,489	$369,827

Liability Description
U.S. Treasury Sold Short	$—	$(488)	$—	$(488)
Total Investments Sold Short	$—	$(488)	$—	$(488)

Forward Foreign Currency Exchange Contracts	—	(77)	—	(77)
Cross-Currency Swaps	—	(2,052)	—	(2,052)
Total Return Debt Swaps	—	—	(73)	(73)
Total Liabilities	$—	$(2,617)	$(73)	$(2,690)

The following is a reconciliation for the three months ended January 31, 2021 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans— First Lien	Senior Secured Loans— Second Lien	Unsecured Bonds	Collateralized Loan Obligation (CLO)/ Structured Credit	Preferred Equity	Common Equity	Total
Fair value at beginning of period	$2,798	$694	$829	$2,475	$208	$527	$7,531
Accretion of discount (amortization of premium)	4	—	—	—	—	—	4
Realized gain (loss)	—	7	—	—	—	—	7
Net change in unrealized appreciation (depreciation)	77	—	—	153	2	(12)	220
Purchases	2,796	—	—	137	—	4	2,937
Sales	—	(701)	—	—	—	—	(701)
Net transfers in or out of Level 3	(298)	—	—	(277)	—	(5)	(580)
Fair value at end of period	$5,377	$—	$829	$2,488	$210	$514	$9,418
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$77	$—	$—	$153	$2	$(12)	$220

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of January 31, 2021

(in thousands)

The following is a reconciliation for the three months ended January 31, 2021 of the total return debt swaps for which significant unobservable inputs (Level 3) were used in determining fair value:

Fair value at beginning of period	$(40)
Accretion of discount (amortization of premium)	—
Realized gain (loss)	83
Net change in unrealized appreciation (depreciation)	38
Sales and repayments	(83)
Net transfers in or out of Level 3	—
Fair value at end of period	$(2)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$38